SEC  REGISTRATION  NOS.
2-76527  AND  811-3418

SECURITIES  AND  EXCHANGE  COMMISSION
WASHINGTON,  D.C.  20549

FORM  N-1A

REGISTRATION  STATEMENT  UNDER  THE
SECURITIES  ACT  OF  1933

POST-EFFECTIVE  AMENDMENT  NO.  25     XX

AND/OR

REGISTRATION  STATEMENT  UNDER  THE
INVESTMENT  COMPANY  ACT  OF  1940

AMENDMENT  NO.  25                             XX


CALVERT  CASH  RESERVES
(EXACT  NAME  OF  REGISTRANT  AS  SPECIFIED  IN  CHARTER)

4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MARYLAND  20814
(ADDRESS  OF  PRINCIPAL  EXECUTIVE  OFFICES)

REGISTRANT'S  TELEPHONE  NUMBER:  (301)  951-4800

WILLIAM  M.  TARTIKOFF,  ESQ.
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MARYLAND  20814
(NAME  AND  ADDRESS  OF  AGENT  FOR  SERVICE)


IT  IS  PROPOSED  THAT  THIS  FILING  WILL  BECOME  EFFECTIVE

__  IMMEDIATELY  UPON  FILING            XX  ON  JANUARY  31,  2000
PURSUANT  TO  PARAGRAPH  (B)             PURSUANT  TO  PARAGRAPH  (B)

__  60  DAYS  AFTER  FILING               __  ON  (DATE)
PURSUANT  TO  PARAGRAPH  (A)             PURSUANT  TO  PARAGRAPH  (A)

OF  RULE  485.

PROSPECTUS
JANUARY  31,  2000
CALVERT  CASH  RESERVES
TABLE  OF  CONTENTS


     ABOUT  THE  FUND
          INVESTMENT  GOAL                       2
          INVESTMENT  STRATEGIES  AND  RISKS     2
          PERFORMANCE  CHART                     3
          FEES  AND  EXPENSES                    3
     ABOUT  THE  ADVISOR
          MANAGEMENT                             3
          YEAR  2000                             4
     SHAREHOLDER  GUIDE
          HOW  TO  BUY  SHARES                   4
          OTHER  CALVERT  GROUP  FEATURES        4
          DIVIDENDS, CAPITAL GAINS AND TAXES     5
          HOW  TO  SELL  SHARES                  6
          FINANCIAL  HIGHLIGHTS                  7
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION (SEC) OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SEC OR ANY STATE SECURITIES COMMISSION PASSED ON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

CALVERT  CASH  RESERVES  FUND
                             ADVISOR    CALVERT  ASSET  MANAGEMENT COMPANY, INC.

FUNDAMENTAL  GOAL  -  INVESTMENT  OBJECTIVE
CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND (THE "FUND") IS A MONEY MARKET FUND WHICH SEEKS TO OBTAIN THE HIGHEST LEVEL OF CURRENT INCOME, CONSISTENT WITH SAFETY, PRESERVATION OF CAPITAL AND LIQUIDITY THAT IS AVAILABLE THROUGH INVESTMENTS IN SPECIFIED MONEY MARKET INSTRUMENTS. THE FUND SEEKS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE FOR THE FUND.

THE FUND IS DESIGNED FOR INSTITUTIONAL INVESTORS WHO ARE LOOKING FOR A HIGH QUALITY MONEY MARKET PORTFOLIO.

PRINCIPAL  INVESTMENT  STRATEGIES
THE  FUND'S  ASSETS  ARE  INVESTED  PRIMARILY  IN  TOP-TIER SECURITIES, SUCH AS:

-     HIGH-QUALITY SHORT-TERM INVESTMENTS, INCLUDING US GOVERNMENT
AND  AGENCY  OR  INSTRUMENTALITY  SECURITIES;
-     HIGH-QUALITY,  US  DOLLAR  DENOMINATED INTERNATIONAL MONEY MARKET
INVESTMENTS;
-     CERTIFICATES  OF  DEPOSIT  OF  MAJOR  BANKS;
-     COMMERCIAL  PAPER;
-     ELIGIBLE  HIGH-GRADE  SHORT-TERM  CORPORATE  OBLIGATIONS,
INCLUDING PARTICIPATION INTERESTS IN LOANS EXTENDED TO ISSUERS OF SUCH OBLIGATIONS;
-     REPURCHASE  AGREEMENTS;
-     REVERSE  REPURCHASE  AGREEMENTS;
-     BANKERS  ACCEPTANCES;
-     FLOATING  RATE  NOTES;
-     VARIABLE-RATE  DEMAND  NOTES;  AND
-     TAXABLE  MUNICIPAL  SECURITIES.

THE FUND INVESTS IN ACCORDANCE WITH RULE 2A-7 UNDER THE INVESTMENT COMPANY ACT OF 1940, AS AMENDED.


RISKS  OF  INVESTING
THE YIELD OF THE FUND WILL VARY DAILY, DEPENDING ON MARKET INTEREST RATES, AND TENDS TO FOLLOW THE SAME DIRECTION AS THE RATES.

DIVIDENDS PAID BY THE FUND WILL FLUCTUATE AS INTEREST RATES AND NET INVESTMENT INCOME FLUCTUATE.
INVESTMENTS IN OBLIGATIONS NOT GUARANTEED BY THE FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT ARE SUBJECT TO THE ABILITY OF THE ISSUER TO MAKE PAYMENT AT MATURITY.

PURCHASING OBLIGATIONS FOR FUTURE DELIVERY OR ON A "WHEN-ISSUED" BASIS MAY INCREASE THE FUND'S OVERALL INVESTMENT EXPOSURE AND INVOLVES A RISK OF LOSS IF THE VALUE OF THE SECURITIES DECLINES PRIOR TO THE SETTLEMENT DATE. THE TRANSACTIONS ARE FULLY SECURED AT ALL TIMES.

THE SUDDEN CREDIT DETERIORATION OF A HOLDING COULD CAUSE THE YIELD OR OVERALL VALUE OF THE FUND TO DECREASE. THE FUND LIMITS THE AMOUNT IT INVESTS IN ANY ONE ISSUER TO LESSEN EXPOSURE.

AN INVESTMENT IN THE FUND IS NOT A DEPOSIT OF ANY BANK AND IS NEITHER INSURED NOR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER GOVERNMENT AGENCY. ALTHOUGH THE FUND SEEKS TO PRESERVE THE VALUE OF YOUR INVESTMENT AT $1.00 PER SHARE, IT IS POSSIBLE TO LOSE MONEY BY INVESTING IN THE FUND.

BAR  CHART  AND  PERFORMANCE  TABLE
THE FOLLOWING BAR CHART AND TABLE PROVIDE SOME INDICATION OF THE RISKS OF INVESTING IN THE FUND. THE CHART SHOWS HOW THE PERFORMANCE HAS VARIED FROM YEAR
TO  YEAR. PRIOR TO          JULY 1, 1996 THE FUND WAS NOT AN INSTITUTIONAL FUND;
THEREFORE, THE EXPENSES WERE HIGHER. THE TABLE COMPARES THE FUND'S RETURNS OVER TIME TO THE LIPPER INSTITUTIONAL MONEY MARKET INDEX, A COMPOSITE INDEX OF THE ANNUAL RETURN OF MUTUAL FUNDS THAT HAVE AN INVESTMENT GOAL SIMILAR TO THAT OF THE FUND. THE FUND'S PAST PERFORMANCE DOES NOT NECESSARILY INDICATE HOW THE FUND WILL PERFORM IN THE FUTURE.

YEAR-BY-YEAR  TOTAL  RETURN


[INSERT  BAR  CHART  HERE]

BEST  QUARTER  (OF  PERIODS  SHOWN)   Q4  '99     1.45%
WORST  QUARTER  (OF  PERIODS  SHOWN)  Q1  '99     1.22%

AVERAGE  ANNUAL  TOTAL  RETURNS  (FOR  THE  PERIODS  ENDED  12/31/99)
                      1 YEAR     3 YEAR     5 YEAR*     10 YEAR
CCR  INSTITUTIONAL
PRIME                  5.27%      5.54%      N/A         N/A
LIPPER  INSTITUTIONAL
MONEY  MARKET  INDEX   5.09%      5.35%      N/A         N/A

*  PRIOR  TO  7/1/96 THE FUND WAS NOT AN INSTITUTIONAL
FUND; THEREFORE, THE  EXPENSES  WERE  HIGHER.
SINCE INCEPTION (7/31/96) 5.55%; LIPPER INSTITUTIONAL MONEY MARKET INDEX 5.34%. THE MONTH END DATE OF 7/31/96 IS USED FOR COMPARISON PURPOSES ONLY, ACTUAL FUND INCEPTION IS 7/1/96.

FOR  CURRENT  YIELD INFORMATION, CALL 1-800-317-2274, OR VISIT CALVERT'S WEBSITE
AT:  WWW.CALVERT.COM.

FEES  AND  EXPENSES  OF  THE  FUND

THIS TABLE DESCRIBES THE FEES AND EXPENSES YOU MAY PAY IF YOU BUY AND HOLD SHARES OF THE FUND.



A.  SHAREHOLDER  FEES  (FEES  PAID  DIRECTLY  FROM  YOUR  INVESTMENT)

MAXIMUM  SALES  LOAD  ON  PURCHASES          NONE
MAXIMUM  DEFERRED  SALES  LOAD               NONE
MAXIMUM  SALES  LOAD  ON
  REINVESTED  DIVIDENDS                      NONE
REDEMPTION  FEES                             NONE
EXCHANGE  FEE                                NONE

B. ANNUAL FUND OPERATING EXPENSES - FISCAL YEAR ENDED SEPTEMBER 30, 1999 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)

MANAGEMENT  FEES1                     0.30%
RULE  12B-1  AND/OR  SERVICE  FEES     NONE
OTHER  EXPENSES                       0.06%
TOTAL  FUND  OPERATING  EXPENSES     0.36%*

1MANAGEMENT FEES INCLUDE THE ADMINISTRATIVE FEE PAID BY THE FUND TO CALVERT ADMINISTRATIVE SERVICES COMPANY, AN AFFILIATE OF THE ADVISOR.
*THE TOTAL FUND OPERATING EXPENSES, NET OF REIMBURSEMENT OR FEE WAIVER, WERE 0.21% FOR FISCAL YEAR 1999.

C.  EXAMPLE:
THIS EXAMPLE IS INTENDED TO HELP YOU COMPARE THE COST OF INVESTING IN THE FUND WITH THE COST OF INVESTING IN OTHER MUTUAL FUNDS. THE EXAMPLE ASSUMES THAT:

- YOU INVEST $1,000,000 (THE MINIMUM REQUIRED INVESTMENT) IN THE FUND FOR THE TIME PERIODS INDICATED;
-     YOU  REDEEM  ALL  SHARES  AT  THE  END  OF  THE  PERIODS;
-     YOUR  INVESTMENT  HAS  A  5%  RETURN  EACH  YEAR;  AND
-     THE  FUND'S  OPERATING  EXPENSES  REMAIN  THE  SAME.

ALTHOUGH YOUR ACTUAL COSTS MAY BE HIGHER OR LOWER, UNDER THESE ASSUMPTIONS YOUR COSTS WOULD BE:

     1  YEAR     3  YEARS     5  YEARS     10  YEARS

     $3,684        $11,571     $20,208       $45,560

MANAGEMENT  AND  ADVISORY  FEES
CALVERT ASSET MANAGEMENT COMPANY, INC. ("CAMCO") IS THE FUND'S INVESTMENT ADVISOR. CAMCO HAS BEEN MANAGING MUTUAL FUNDS SINCE 1976, AND IS A SUBSIDIARY OF CALVERT GROUP, LTD. CAMCO CURRENTLY ADVISES OVER 25 MUTUAL FUND PORTFOLIOS, INCLUDING THE FIRST AND LARGEST FAMILY OF SOCIALLY SCREENED FUNDS. CAMCO IS LOCATED AT 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814. AS OF DECEMBER 31, 1999, IT HAS OVER $6 BILLION IN ASSETS UNDER MANAGEMENT.

CAMCO PROVIDES THE FUND WITH INVESTMENT SUPERVISION AND MANAGEMENT; ADMINISTRATIVE SERVICES AND OFFICE SPACE; AND FURNISHES EXECUTIVE AND OTHER PERSONNEL TO THE FUND. CAMCO ALSO PAYS THE SALARIES AND FEES OF ALL TRUSTEES WHO ARE AFFILIATED PERSONS. CAMCO MAY PAY CERTAIN ADVERTISING AND PROMOTIONAL EXPENSES OF THE FUND. THE ADVISORY FEE PAID TO CAMCO BY THE FUND FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1999, WAS 0. % OF THE FUND'S AVERAGE DAILY NET ASSETS. CAMCO MAY VOLUNTARILY WAIVE A PORTION OF ITS ADVISORY FEE.

A  WORD  ABOUT  THE  YEAR  2000  (Y2K)  AND  OUR          COMPUTER  SYSTEMS
LIKE WITH OTHER MUTUAL FUNDS, CAMCO AND ITS SERVICE PROVIDERS USE COMPUTER SYSTEMS FOR ALL ASPECTS OF OUR BUSINESS-PROCESSING SHAREHOLDER AND FUND TRANSACTIONS, FUND ACCOUNTING, EXECUTING TRADES, AND PRICING SECURITIES JUST TO NAME A FEW. THE CONCERN HAS BEEN THAT MANY SOFTWARE PROGRAMS CANNOT DISTINGUISH BETWEEN THE YEAR 2000 AND THE YEAR 1900. THIS COULD CAUSE PROBLEMS WITH RETIREMENT PLAN DISTRIBUTIONS, DIVIDEND PAYMENT SOFTWARE, TRANSACTION SOFTWARE, AND NUMEROUS OTHER AREAS THAT IMPACT THE FUND. LEADING UP TO THIS YEAR, CALVERT GROUP HAS BEEN REVIEWING ALL OF ITS COMPUTER SYSTEMS FOR Y2K COMPLIANCE. ALTHOUGH, THUS FAR, THERE HAVE BEEN NO PROBLEMS CAUSED BY Y2K THAT COULD IMPACT THE FUND, THERE CAN BE NO ASSURANCE THAT THERE WILL BE NO FUTURE NEGATIVE IMPACT ON THE FUND. THE ADVISOR, THE UNDERWRITER, TRANSFER AGENT AND CUSTODIAN HAVE ADVISED THE FUND THAT THEY WILL CONTINUE TO ACTIVELY WORK ON ANY NECESSARY
CHANGES TO THEIR COMPUTER SYSTEMS TO ADDRESS ANY ISSUES THAT MAY ARISE THROUGHOUT THE YEAR AND EXPECT THAT THEIR SYSTEMS, AND THOSE OF THEIR OUTSIDE SERVICE PROVIDERS, WILL BE ADAPTED ACCORDINGLY. FOR MORE INFORMATION, PLEASE VISIT OUR WEBSITE AT WWW.CALVERT.COM.

HOW  TO  BUY  SHARES
COMPLETE AND SIGN AN APPLICATION FOR EACH NEW ACCOUNT. FOR MORE INFORMATION, PLEASE CONTACT THE CALVERT INSTITUTIONAL MARKETING GROUP AT 800-317-2274.

THE MINIMUM INITIAL INVESTMENT AND MINIMUM BALANCE REQUIRED IS $1,000,000. THERE IS NO MINIMUM FOR SUBSEQUENT INVESTMENTS. INVESTMENTS MAY BE MADE BY WIRE OR BY EXCHANGE FROM ANOTHER CALVERT GROUP ACCOUNT:

ABA#011000028
FBO:  CALVERT  CASH  RESERVES  FUND  707
WIRE  ACCOUNT  #9903-765-7
INSERT  YOUR  NAME  AND  ACCOUNT  NUMBER  HERE
STATE  STREET  BANK  &  TRUST  COMPANY
BOSTON,  MASSACHUSETTS

IMPORTANT  -  HOW  SHARES  ARE  PRICED
THE PRICE OF SHARES IS BASED ON THE FUND'S NET ASSET VALUE ("NAV"). NAV IS COMPUTED BY ADDING THE VALUE OF THE FUND'S HOLDINGS PLUS OTHER ASSETS, SUBTRACTING LIABILITIES, AND THEN DIVIDING THE RESULT BY THE NUMBER OF SHARES OUTSTANDING.

THE FUND IS VALUED ACCORDING TO THE "AMORTIZED COST" METHOD, WHICH IS INTENDED TO STABILIZE THE NAV AT $1 PER SHARE. IF MARKET QUOTATIONS ARE NOT READILY AVAILABLE, SECURITIES ARE VALUED BY A METHOD THAT THE FUND'S BOARD OF
TRUSTEES/DIRECTORS  BELIEVES  ACCURATELY  REFLECTS  FAIR  VALUE.
THE NAV IS CALCULATED AS OF THE CLOSE OF EACH BUSINESS DAY, WHICH COINCIDES WITH THE CLOSING OF THE REGULAR SESSION OF THE NEW YORK STOCK EXCHANGE ("NYSE") (NORMALLY 4 P.M. ET). THE FUND IS OPEN FOR BUSINESS EACH DAY THE NYSE IS OPEN. PLEASE NOTE THAT THERE ARE SOME FEDERAL HOLIDAYS, HOWEVER, SUCH AS COLUMBUS DAY AND VETERANS' DAY, WHEN THE NYSE IS OPEN AND THE FUND IS OPEN BUT PURCHASES CANNOT BE RECEIVED BECAUSE THE BANKS ARE CLOSED.

WHEN  YOUR  ACCOUNT  WILL  BE  CREDITED
YOUR PURCHASE WILL BE PROCESSED AT THE NAV CALCULATED AFTER YOUR ORDER IS RECEIVED. A TELEPHONE ORDER PLACED TO CALVERT INSTITUTIONAL MARKETING GROUP BY 1:00 P.M. EASTERN TIME WILL RECEIVE THE DIVIDEND ON FUND SHARES DECLARED THAT DAY IF FEDERAL FUNDS ARE RECEIVED BY THE CUSTODIAN BY 5 P.M. EASTERN TIME. TELEPHONE ORDERS PLACED AFTER 1:00 P.M. WILL BEGIN EARNING DIVIDENDS ON FUND SHARES THE NEXT BUSINESS DAY. IF NO TELEPHONE ORDER IS PLACED, INVESTMENTS BEGIN EARNING DIVIDENDS THE NEXT BUSINESS DAY. EXCHANGES BEGIN EARNING DIVIDENDS THE NEXT BUSINESS DAY AFTER THE EXCHANGE REQUEST IS RECEIVED BY MAIL OR TELEPHONE.

ALL OF YOUR PURCHASES MUST BE MADE BY WIRE. NO CASH OR CHECKS WILL BE ACCEPTED. THE FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES FOR A PERIOD OF TIME OR TO REJECT ANY SPECIFIC PURCHASE ORDER.

OTHER  CALVERT  GROUP  FEATURES

CALVERT  INFORMATION  NETWORK
FOR 24 HOUR PERFORMANCE AND ACCOUNT INFORMATION CALL 800-368-2745 OR VISIT WWW.CALVERT.COM YOU CAN OBTAIN CURRENT PERFORMANCE AND PRICING INFORMATION, VERIFY ACCOUNT BALANCES, AND AUTHORIZE CERTAIN TRANSACTIONS WITH THE CONVENIENCE OF ONE PHONE CALL, 24 HOURS A DAY.

ACCOUNT  SERVICES
BY SIGNING UP FOR SERVICES WHEN YOU OPEN YOUR ACCOUNT, YOU AVOID HAVING TO OBTAIN A SIGNATURE GUARANTEE. IF YOU WISH TO ADD SERVICES AT A LATER DATE, A
SIGNATURE GUARANTEE TO VERIFY YOUR SIGNATURE MAY BE OBTAINED FROM ANY BANK, TRUST COMPANY AND SAVINGS AND LOAN ASSOCIATION, CREDIT UNION, BROKER-DEALER FIRM OR MEMBER OF A DOMESTIC STOCK EXCHANGE. A NOTARY PUBLIC CANNOT PROVIDE A SIGNATURE GUARANTEE.

TELEPHONE  TRANSACTIONS
YOU MAY REDEEM BY EXCHANGE OF SHARES OR BY WIRE IF YOU HAVE PRE-AUTHORIZED SERVICE INSTRUCTIONS. YOU RECEIVE TELEPHONE PRIVILEGES AUTOMATICALLY WHEN YOU OPEN YOUR ACCOUNT UNLESS YOU ELECT OTHERWISE. FOR OUR MUTUAL PROTECTION, THE FUND, THE SHAREHOLDER SERVICING AGENT AND THEIR AFFILIATES USE PRECAUTIONS SUCH AS VERIFYING SHAREHOLDER IDENTITY AND RECORDING TELEPHONE CALLS TO CONFIRM INSTRUCTIONS GIVEN BY PHONE. A CONFIRMATION STATEMENT IS SENT FOR MOST

TRANSACTIONS; PLEASE REVIEW THIS STATEMENT AND VERIFY THE ACCURACY OF YOUR TRANSACTION IMMEDIATELY.

EXCHANGES
CALVERT GROUP OFFERS A WIDE VARIETY OF INVESTMENT OPTIONS THAT INCLUDES COMMON STOCK FUNDS, TAX-EXEMPT AND CORPORATE BOND FUNDS, AND MONEY MARKET FUNDS. WE MAKE IT EASY FOR YOU TO PURCHASE SHARES IN OTHER CALVERT FUNDS IF YOUR INVESTMENT GOALS CHANGE. THE EXCHANGE PRIVILEGE OFFERS FLEXIBILITY BY ALLOWING YOU TO EXCHANGE SHARES ON WHICH YOU HAVE ALREADY PAID A SALES CHARGE FROM ONE MUTUAL FUND TO ANOTHER AT NO ADDITIONAL CHARGE.

COMPLETE AND SIGN AN ACCOUNT APPLICATION, TAKING CARE TO REGISTER YOUR NEW ACCOUNT IN THE SAME NAME AND TAXPAYER IDENTIFICATION NUMBER AS YOUR EXISTING CALVERT ACCOUNT(S). EXCHANGE INSTRUCTIONS MAY THEN BE GIVEN BY TELEPHONE IF TELEPHONE REDEMPTIONS HAVE BEEN AUTHORIZED AND THE SHARES ARE NOT IN CERTIFICATE FORM.

BEFORE  YOU  MAKE  AN  EXCHANGE,  PLEASE  NOTE  THE  FOLLOWING:
EACH EXCHANGE REPRESENTS THE SALE OF SHARES OF ONE FUND AND THE PURCHASE OF SHARES OF ANOTHER.

YOU MAY EXCHANGE SHARES ACQUIRED BY REINVESTMENT OF DIVIDENDS OR DISTRIBUTIONS INTO ANOTHER CALVERT FUND AT NO ADDITIONAL CHARGE.

SHARES  MAY  ONLY  BE  EXCHANGED FOR SHARES OF THE SAME CLASS OF ANOTHER CALVERT
FUND.

EXCHANGE REQUESTS WILL NOT BE ACCEPTED ON ANY DAY WHEN CALVERT IS OPEN BUT THE FUND'S CUSTODIAN BANK IS CLOSED (E.G., COLUMBUS DAY AND VETERAN'S DAY); THESE EXCHANGE REQUESTS WILL BE PROCESSED THE NEXT DAY THE FUND'S CUSTODIAN BANK IS OPEN.

THE  FUND  AND THE DISTRIBUTOR RESERVE THE RIGHT AT ANY TIME TO REJECT OR CANCEL
ANY PART OF ANY PURCHASE OR EXCHANGE ORDER; MODIFY ANY TERMS OR CONDITIONS OF PURCHASE OF SHARES OF THE FUND; OR WITHDRAW ALL OR ANY PART OF THE OFFERING MADE BY THIS PROSPECTUS. TO PROTECT THE INTERESTS OF INVESTORS, THE FUND AND THE DISTRIBUTOR MAY REJECT ANY ORDER CONSIDERED MARKET-TIMING ACTIVITY.

THE FUND RESERVES THE RIGHT TO TERMINATE OR MODIFY THE EXCHANGE PRIVILEGE WITH 60 DAYS' WRITTEN NOTICE.

ELECTRONIC  DELIVERY  OF  PROSPECTUSES  AND
SHAREHOLDER  REPORTS
YOU MAY REQUEST TO RECEIVE ELECTRONIC DELIVERY OF PROSPECTUSES AND ANNUAL AND SEMI ANNUAL REPORTS.

COMBINED  GENERAL  MAILINGS  (HOUSEHOLDING)
MULTIPLE ACCOUNTS WITH THE SAME TAX IDENTIFICATION NUMBER WILL RECEIVE ONE MAILING PER HOUSEHOLD OF INFORMATION SUCH AS PROSPECTUSES AND SEMI-ANNUAL AND ANNUAL REPORTS. YOU MAY REQUEST FURTHER GROUPING OF ACCOUNTS TO RECEIVE FEWER MAILINGS. SEPARATE STATEMENTS WILL BE GENERATED FOR EACH SEPARATE ACCOUNT AND WILL BE MAILED IN ONE ENVELOPE FOR EACH COMBINATION ABOVE.

SPECIAL  SERVICES  AND  CHARGES
THE FUND PAYS FOR SHAREHOLDER SERVICES BUT NOT FOR SPECIAL SERVICES THAT ARE REQUIRED BY A FEW SHAREHOLDERS, SUCH AS A REQUEST FOR A HISTORICAL TRANSCRIPT OF AN ACCOUNT. YOU MAY BE REQUIRED TO PAY A FEE FOR THESE SPECIAL SERVICES.

IF YOU ARE PURCHASING SHARES THROUGH A PROGRAM OF SERVICES OFFERED BY A BROKER/DEALER OR FINANCIAL INSTITUTION, YOU SHOULD READ THE PROGRAM MATERIALS TOGETHER WITH THIS PROSPECTUS. CERTAIN FEATURES MAY BE MODIFIED IN THESE PROGRAMS, AND THE BROKER/DEALER OR FINANCIAL INSTITUTION MAY IMPOSE CHARGES FOR THEIR SERVICES.


DIVIDENDS,  CAPITAL  GAINS  AND  TAXES
THE FUND ACCRUES DIVIDENDS DAILY FROM ITS NET INVESTMENT INCOME, AND PAYS THE DIVIDENDS MONTHLY. NET INVESTMENT INCOME CONSISTS OF INTEREST INCOME, NET SHORT-TERM CAPITAL GAINS, IF ANY, AND DIVIDENDS DECLARED AND PAID ON INVESTMENTS, LESS EXPENSES. DISTRIBUTIONS OF NET SHORT-TERM CAPITAL GAINS (TREATED AS DIVIDENDS FOR TAX PURPOSES) AND NET LONG-TERM CAPITAL GAINS, IF ANY, ARE NORMALLY PAID ONCE A YEAR; HOWEVER, THE FUND DOES NOT ANTICIPATE MAKING ANY SUCH DISTRIBUTIONS UNLESS AVAILABLE CAPITAL LOSS CARRYOVERS HAVE BEEN USED OR HAVE EXPIRED.

DIVIDEND  PAYMENT  OPTIONS
DIVIDENDS AND ANY DISTRIBUTIONS ARE AUTOMATICALLY REINVESTED IN THE SAME FUND AT NAV (WITHOUT SALES CHARGE), UNLESS YOU ELECT TO HAVE AMOUNTS OF $10 OR MORE WIRED TO A PREDESIGNATED BANK ACCOUNT. DIVIDENDS AND DISTRIBUTIONS FROM ANY CALVERT GROUP FUND MAY BE AUTOMATICALLY INVESTED IN AN IDENTICALLY REGISTERED ACCOUNT IN ANY OTHER CALVERT GROUP FUND AT NAV. IF REINVESTED IN THE SAME ACCOUNT, NEW SHARES WILL BE PURCHASED AT NAV ON THE REINVESTMENT DATE, WHICH IS GENERALLY 1 TO 3 DAYS PRIOR TO THE PAYMENT DATE. YOU MUST NOTIFY THE FUND IN WRITING TO CHANGE YOUR PAYMENT OPTIONS. IF YOU ELECT TO HAVE DIVIDENDS AND/OR DISTRIBUTIONS PAID IN CASH, AND THE US POSTAL SERVICE RETURNS THE CHECK AS
UNDELIVERABLE, IT, AS WELL AS FUTURE DIVIDENDS AND DISTRIBUTIONS, WILL BE REINVESTED IN ADDITIONAL SHARES. NO DIVIDENDS WILL ACCRUE ON AMOUNTS REPRESENTED BY UNCASHED DISTRIBUTION OR REDEMPTION CHECKS.

FEDERAL  TAXES
IN JANUARY, THE FUND WILL MAIL YOU FORM 1099-DIV INDICATING THE FEDERAL TAX STATUS OF DIVIDENDS AND ANY CAPITAL GAIN DISTRIBUTIONS PAID TO YOU DURING THE PAST YEAR. GENERALLY, DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE IN THE YEAR THEY ARE PAID. HOWEVER, ANY DIVIDENDS AND DISTRIBUTIONS PAID IN JANUARY BUT DECLARED DURING THE PRIOR THREE MONTHS ARE TAXABLE IN THE YEAR DECLARED. DIVIDENDS AND DISTRIBUTIONS ARE TAXABLE TO YOU REGARDLESS OF WHETHER THEY ARE TAKEN IN CASH OR REINVESTED. DIVIDENDS, INCLUDING SHORT-TERM CAPITAL GAINS, ARE TAXABLE AS ORDINARY INCOME. DISTRIBUTIONS FROM LONG-TERM CAPITAL GAINS ARE TAXABLE AS LONG-TERM CAPITAL GAINS, REGARDLESS OF HOW LONG YOU HAVE OWNED SHARES.

OTHER  TAX  INFORMATION
IN ADDITION TO FEDERAL TAXES, YOU MAY BE SUBJECT TO STATE OR LOCAL TAXES ON YOUR INVESTMENT, DEPENDING ON THE LAWS IN YOUR AREA. YOU WILL BE NOTIFIED TO THE EXTENT, IF ANY, THAT DIVIDENDS REFLECT INTEREST RECEIVED FROM US GOVERNMENT
SECURITIES.  SUCH  DIVIDENDS  MAY  BE  EXEMPT  FROM  CERTAIN STATE INCOME TAXES.

TAXPAYER  IDENTIFICATION  NUMBER
IF WE DO NOT HAVE YOUR CORRECT SOCIAL SECURITY OR TAXPAYER IDENTIFICATION NUMBER ("TIN") AND A SIGNED CERTIFIED APPLICATION OR FORM W-9, FEDERAL LAW REQUIRES US TO WITHHOLD 31% OF YOUR REPORTABLE DIVIDENDS, AND POSSIBLY 31% OF CERTAIN REDEMPTIONS. IN ADDITION, YOU MAY BE SUBJECT TO A FINE BY THE INTERNAL REVENUE SERVICE. YOU WILL ALSO BE PROHIBITED FROM OPENING ANOTHER ACCOUNT BY EXCHANGE.
IF THIS TIN INFORMATION IS NOT RECEIVED WITHIN 60 DAYS AFTER YOUR ACCOUNT IS ESTABLISHED, YOUR ACCOUNT MAY BE REDEEMED (CLOSED) AT THE CURRENT NAV ON THE DATE OF REDEMPTION. CALVERT GROUP RESERVES THE RIGHT TO REJECT ANY NEW ACCOUNT OR ANY PURCHASE ORDER FOR FAILURE TO SUPPLY A CERTIFIED TIN.

HOW  TO  SELL  SHARES

YOU MAY REDEEM ALL OR A PORTION OF YOUR SHARES ON ANY DAY THE FUND IS OPEN FOR BUSINESS, PROVIDED THE AMOUNT REQUESTED IS NOT ON HOLD. YOUR SHARES WILL BE REDEEMED AT THE NEXT NAV CALCULATED AFTER YOUR REDEMPTION REQUEST IS RECEIVED. YOU WILL RECEIVE DIVIDENDS THROUGH THE DATE THE REQUEST IS RECEIVED AND PROCESSED. A TELEPHONE ORDER FOR A REDEMPTION MUST BE RECEIVED BY THE CALVERT INSTITUTIONAL MARKETING GROUP BY NOON EASTERN TIME IN ORDER FOR THE PROCEEDS TO BE SENT TO YOU ON THE SAME BUSINESS DAY. IF MAKING IMMEDIATE PAYMENT COULD ADVERSELY AFFECT THE FUND, IT MAY TAKE UP TO SEVEN (7) DAYS TO MAKE PAYMENT. THE FUND HAS THE RIGHT TO REDEEM SHARES IN ASSETS OTHER THAN CASH FOR REDEMPTION AMOUNTS EXCEEDING, IN ANY 90-DAY PERIOD, $250,000 OR 1% OF THE NET ASSET VALUE OF THE FUND, WHICHEVER IS LESS. WHEN THE NYSE IS CLOSED (OR WHEN TRADING IS RESTRICTED) FOR ANY REASON OTHER THAN ITS CUSTOMARY WEEKEND OR HOLIDAY CLOSINGS, OR UNDER ANY EMERGENCY CIRCUMSTANCES AS DETERMINED BY THE SECURITIES AND EXCHANGE COMMISSION, REDEMPTIONS MAY BE SUSPENDED OR PAYMENT DATES POSTPONED. PLEASE NOTE THAT THERE ARE SOME FEDERAL HOLIDAYS, HOWEVER, SUCH AS COLUMBUS DAY AND VETERANS' DAY, WHEN THE NYSE IS OPEN AND THE FUND IS OPEN BUT REDEMPTIONS CANNOT BE MAILED OR WIRED BECAUSE THE POST OFFICE AND BANKS ARE CLOSED.FOLLOW THESE SUGGESTIONS TO ENSURE TIMELY PROCESSING OF YOUR REDEMPTION REQUEST:

BY  TELEPHONE
YOU MAY REDEEM SHARES FROM YOUR ACCOUNT BY TELEPHONE AND HAVE YOUR MONEY ELECTRONICALLY TRANSFERRED OR WIRED TO A BANK YOU HAVE PREVIOUSLY AUTHORIZED. TO BETTER ENABLE CAMCO TO KEEP THE FUND FULLY INVESTED, CALVERT REQUESTS THAT YOU NOTIFY THE INSTITUTIONAL MARKETING GROUP AT LEAST 24 HOURS IN ADVANCE FOR ANY REDEMPTION OVER $10 MILLION PER DAY. A CHARGE OF $5 MAY BE IMPOSED ON WIRE TRANSFERS OF LESS THAN $50,000.

WRITTEN  REQUESTS
CALVERT  GROUP,  P.O.  BOX  219544,
KANSAS  CITY,  MO  64121-9544
YOUR LETTER SHOULD INCLUDE YOUR ACCOUNT NUMBER AND FUND AND THE NUMBER OF SHARES OR THE DOLLAR AMOUNT YOU ARE REDEEMING. PLEASE PROVIDE A DAYTIME TELEPHONE NUMBER, IF POSSIBLE, FOR US TO CALL IF WE HAVE QUESTIONS. IF THE MONEY IS BEING SENT TO A NEW BANK, PERSON, OR ADDRESS OTHER THAN THE ADDRESS OF RECORD, YOUR LETTER MUST BE SIGNATURE GUARANTEED.

CORPORATIONS  AND  ASSOCIATIONS
YOUR LETTER OF INSTRUCTION AND CORPORATE RESOLUTION SHOULD BE SIGNED BY PERSON(S) AUTHORIZED TO ACT ON THE ACCOUNT, ACCOMPANIED BY SIGNATURE GUARANTEE(S).

FINANCIAL  HIGHLIGHTS
THE FINANCIAL HIGHLIGHTS TABLE IS INTENDED TO HELP YOU UNDERSTAND THE FUND'S FINANCIAL PERFORMANCE FOR THE PAST FIVE (5) FISCAL YEARS. THE FUND'S FISCAL YEAR END IS SEPTEMBER 30. CERTAIN INFORMATION REFLECTS FINANCIAL RESULTS FOR A SINGLE SHARE. THE TOTAL RETURNS IN THE TABLE REPRESENT THE RATE THAT AN INVESTOR WOULD HAVE EARNED (OR LOST) ON AN INVESTMENT IN THE FUND, ASSUMING REINVESTMENT OF ALL DIVIDENDS AND DISTRIBUTIONS. THIS INFORMATION HAS BEEN AUDITED BY PRICEWATERHOUSECOOPERS LLP, WHOSE REPORT AND THE FUND'S FINANCIAL STATEMENTS ARE INCLUDED IN THE FUND'S ANNUAL REPORT, AVAILABLE UPON REQUEST.

FINANCIAL  HIGHLIGHTS

                             Years Ended September 30,
                                        1999
Net asset value, beginning             $1.00
Income from investment operations
     Net investment income               .051
Distributions from
     Net investment income              (.051)
Net asset value, ending                $1.00

Total return                            5.18%
Ratios to average net assets:
     Net investment income              5.05%
     Total expenses                      .36%
           Expenses before offsets       .22%
     Net expenses                        .21%
Net assets, ending (in thousands)       $594,824
Number of shares outstanding,
     ending (in thousands)              594,813


                                              Years Ended September 30,
                                           1998         1997           1996
Net asset value, beginning                $1.00        $1.00          $1.00
Income from investment operations
     Net investment income                 .056         .055           .040
Distributions from
     Net investment income               (.056)       (.055)         (.040)
Net asset value, ending                   $1.00        $1.00          $1.00

Total return                              5.74%        5.55%          3.99%
Ratios to average net assets:
     Net investment income                5.59%        5.55%          4.80%
     Total expenses                        .14%         .07%           .73%
     Expenses before offsets  .            .14%         .07%           .73%
     Net expenses                          .13%         .06%           .69%
Net assets, ending (in thousands)      $436,685     $375,351       $131,218
Number of shares outstanding,
     ending (in thousands)              436,680      375,353        131,217


                              Years Ended September 30,
                                        1995
Net asset value, beginning             $1.00
Income from investment operations
     Net investment income              .045
Distributions from
     Net investment income            (.045)
Net asset value, ending                $1.00

Total return                           4.55%
Ratios to average net assets:
     Net investment income             4.53%
     Total expenses +                  1.41%
     Expenses before offsets           1.41%
     Net expenses                      1.39%
Net assets, ending (in thousands)    $26,775
Number of shares outstanding,
     ending (in thousands)            26,821

TO  OPEN  AN  ACCOUNT:
800-368-2748

PERFORMANCE  AND  PRICES:
WWW.CALVERT.COM
CALVERT  INFORMATION  NETWORK
24  HOURS,  7  DAYS  A  WEEK
800-368-2745

SERVICE  FOR  EXISTING  ACCOUNTS:
SHAREHOLDERS  800-368-2745
BROKERS  800-368-2746

TDD  FOR  HEARING-IMPAIRED:
800-541-1524

BRANCH  OFFICE:
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MD  20814

REGISTERED,  CERTIFIED  OR
OVERNIGHT  MAIL:
CALVERT  GROUP
C/O  INSTITUTIONAL  MARKETING  GROUP
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MD  20814

CALVERT  GROUP  WEB-SITE
ADDRESS:  WWW.CALVERT.COM

PRINCIPAL  UNDERWRITER
CALVERT  DISTRIBUTORS,  INC.
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MD  20814

FOR INVESTORS WHO WANT MORE INFORMATION ABOUT THE FUND, THE FOLLOWING DOCUMENTS ARE AVAILABLE FREE UPON REQUEST:

ANNUAL/SEMI-ANNUAL REPORTS: ADDITIONAL INFORMATION ABOUT THE FUND'S INVESTMENTS IS AVAILABLE IN THE FUND'S ANNUAL AND SEMI-ANNUAL REPORTS TO SHAREHOLDERS. IN THE FUND'S ANNUAL REPORT, YOU WILL FIND A DISCUSSION OF THE MARKET CONDITIONS AND INVESTMENT STRATEGIES THAT SIGNIFICANTLY AFFECTED THE FUND'S PERFORMANCE DURING ITS LAST FISCAL YEAR.

SAI: THE SAI FOR THE FUND PROVIDES MORE DETAILED INFORMATION ABOUT THE FUND AND IS INCORPORATED INTO THIS PROSPECTUS BY REFERENCE.

YOU CAN GET FREE COPIES OF REPORTS AND THE SAI, REQUEST OTHER INFORMATION AND DISCUSS YOUR QUESTIONS ABOUT THE FUND BY CONTACTING YOUR FINANCIAL PROFESSIONAL, OR THE FUND AT:

CALVERT  GROUP
4550  MONTGOMERY  AVE.
SUITE  1000N
BETHESDA,  MD  20814

TELEPHONE:  1-800-317-2274

CALVERT  GROUP  WEB-SITE:
WWW.CALVERT.COM

YOU CAN REVIEW THE FUND'S REPORTS AND SAI AT THE PUBLIC REFERENCE ROOM OF THE SECURITIES AND EXCHANGE COMMISSION. YOU CAN GET TEXT-ONLY COPIES:

- FOR A FEE, BY WRITING TO OR CALLING THE PUBLIC REFERENCE SECTION OF THE COMMISSION, WASHINGTON, D.C. 20549-6009, TELEPHONE: 1-800-SEC-0330.

-     FREE  FROM  THE  COMMISSION'S  INTERNET  WEBSITE  AT  WWW.SEC.GOV.

INVESTMENT  COMPANY  ACT  FILE  NO.:  811-3418

STATEMENT  OF  ADDITIONAL  INFORMATION-JANUARY  31,  2000

                              CALVERT CASH RESERVES
                            INSTITUTIONAL PRIME FUND
                4550 MONTGOMERY AVENUE, BETHESDA, MARYLAND 20814

     NEW  ACCOUNT     (800)  368-2748     SHAREHOLDER
     INFORMATION:     (301)  951-4820     SERVICES:     (800)  368-2745
     BROKER     (800)  368-2746     TDD  FOR  THE  HEARING-
     SERVICES:     (301)  951-4850     IMPAIRED:     (800)  541-1524

     THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS. INVESTORS SHOULD READ THE STATEMENT OF ADDITIONAL INFORMATION IN CONJUNCTION WITH THE FUND'S PROSPECTUS DATED JANUARY 31, 2000, WHICH MAY BE OBTAINED FREE OF CHARGE BY WRITING OR CALLING THE FUND, OR BY VISITING OUR WEBSITE AT WWW.CALVERT.COM.

     THE AUDITED FINANCIAL STATEMENTS INCLUDED IN THE ANNUAL REPORT TO SHAREHOLDERS DATED SEPTEMBER 30, 1999, ARE EXPRESSLY INCORPORATED BY REFERENCE AND MADE A PART OF THIS STATEMENT OF ADDITIONAL INFORMATION. COPIES OF THIS REPORT MAY BE OBTAINED FREE OF CHARGE BY WRITING OR CALLING THE FUND.


                                TABLE OF CONTENTS

     INVESTMENT  POLICIES  AND  RISKS                   1
     INVESTMENT  RESTRICTIONS                           3
     PURCHASE  AND  REDEMPTION  OF  SHARES              4
     DIVIDENDS  AND  TAXES                              4
     VALUATION  OF  SHARES                              5
     CALCULATION  OF  YIELD                             5
     ADVERTISING                                        6
     TRUSTEES  AND  OFFICERS                            6
     INVESTMENT  ADVISOR                                9
     ADMINISTRATIVE  SERVICES  AGENT                    9
     TRANSFER  AND  SHAREHOLDER  SERVICING  AGENTS     10
     INDEPENDENT  ACCOUNTANTS  AND  CUSTODIANS         10
     METHOD  OF  DISTRIBUTION                          10
     PORTFOLIO  TRANSACTIONS                           10
     PERSONAL  SECURITIES  TRANSACTIONS                11
     GENERAL  INFORMATION                              11
     CONTROL PERSONS AND PRINCIPAL HOLDERS
       OF SECURITIES                                   11
     APPENDIX                                          11



                          INVESTMENT POLICIES AND RISKS
                          -----------------------------

     CALVERT CASH RESERVES IS AN OPEN-END MANAGEMENT INVESTMENT COMPANY. CALVERT CASH RESERVES INSTITUTIONAL PRIME FUND (THE "FUND") IS A DIVERSIFIED MONEY MARKET FUND WHICH SEEKS TO OBTAIN THE HIGHEST LEVEL OF CURRENT INCOME, CONSISTENT WITH SAFETY, AND THE PRESERVATION OF CAPITAL AND LIQUIDITY, THAT IS AVAILABLE THROUGH INVESTMENT IN SPECIFIED MONEY MARKET INSTRUMENTS. THE
FOLLOWING  DISCUSSION  SUPPLEMENTS  THE  DISCUSSION  IN  THE  PROSPECTUS.

REPURCHASE  AGREEMENTS
     THE FUND ENGAGES IN REPURCHASE AGREEMENTS IN ORDER TO EARN A HIGHER RATE OF RETURN THAN IT COULD EARN SIMPLY BY INVESTING IN THE OBLIGATION WHICH IS THE SUBJECT OF THE REPURCHASE AGREEMENT. REPURCHASE AGREEMENTS ARE NOT, HOWEVER, WITHOUT RISK.
     IN THE EVENT OF THE BANKRUPTCY OF A SELLER DURING THE TERM OF A REPURCHASE AGREEMENT, A LEGAL QUESTION EXISTS AS TO WHETHER THE FUND WOULD BE DEEMED THE OWNER OF THE UNDERLYING SECURITY OR WOULD BE DEEMED ONLY TO HAVE A SECURITY INTEREST IN AND LIEN UPON SUCH SECURITY. THE FUND WILL ONLY ENGAGE IN REPURCHASE AGREEMENTS WITH RECOGNIZED SECURITIES DEALERS AND BANKS DETERMINED TO PRESENT MINIMAL CREDIT RISK BY CAMCO. REPURCHASE AGREEMENTS ARE ALWAYS FOR PERIODS OF
LESS  THAN  ONE  YEAR  AND  ARE  SUBJECT  TO LIMITATIONS ON ILLIQUID SECURITIES.
     IN ADDITION, THE FUND WILL ONLY ENGAGE IN REPURCHASE AGREEMENTS REASONABLY DESIGNED TO SECURE FULLY DURING THE TERM OF THE AGREEMENT THE SELLER'S OBLIGATION TO REPURCHASE THE UNDERLYING SECURITY AND WILL MONITOR THE MARKET VALUE OF THE UNDERLYING SECURITY DURING THE TERM OF THE AGREEMENT. IF THE VALUE OF THE UNDERLYING SECURITY DECLINES AND IS NOT AT LEAST EQUAL TO THE REPURCHASE PRICE DUE THE FUND PURSUANT TO THE AGREEMENT, THE FUND WILL REQUIRE THE SELLER TO PLEDGE ADDITIONAL SECURITIES OR CASH TO SECURE THE SELLER'S OBLIGATIONS PURSUANT TO THE AGREEMENT. IF THE SELLER DEFAULTS ON ITS OBLIGATION TO REPURCHASE AND THE VALUE OF THE UNDERLYING SECURITY DECLINES, THE FUND MAY INCUR A LOSS AND MAY INCUR EXPENSES IN SELLING THE UNDERLYING SECURITY.

REVERSE  REPURCHASE  AGREEMENTS
     THE FUND MAY ALSO ENGAGE IN REVERSE REPURCHASE AGREEMENTS. UNDER A REVERSE REPURCHASE AGREEMENT, THE FUND SELLS ITS SECURITIES TO A BANK OR SECURITIES DEALER AND AGREES TO REPURCHASE THOSE SECURITIES FROM SUCH PARTY AT AN AGREED UPON DATE AND PRICE REFLECTING A MARKET RATE OF INTEREST. THE FUND INVESTS THE PROCEEDS FROM EACH REVERSE REPURCHASE AGREEMENT IN OBLIGATIONS IN WHICH IT IS AUTHORIZED TO INVEST. THE FUND INTENDS TO ENTER INTO A REVERSE REPURCHASE AGREEMENT ONLY WHEN THE INTEREST INCOME PROVIDED FOR IN THE OBLIGATION IN WHICH THE FUND INVESTS THE PROCEEDS IS EXPECTED TO EXCEED THE AMOUNT THE FUND WILL PAY IN INTEREST TO THE OTHER PARTY TO THE AGREEMENT, PLUS ALL COSTS ASSOCIATED WITH THE TRANSACTIONS. THE FUND DOES NOT INTEND TO BORROW FOR LEVERAGE PURPOSES. THE FUND WILL ONLY BE PERMITTED TO PLEDGE ASSETS TO THE EXTENT NECESSARY TO SECURE BORROWINGS AND REVERSE REPURCHASE AGREEMENTS.
     DURING THE TIME A REVERSE REPURCHASE AGREEMENT IS OUTSTANDING, THE FUND WILL MAINTAIN IN A SEGREGATED CUSTODIAL ACCOUNT AN AMOUNT OF CASH, U.S. GOVERNMENT SECURITIES OR OTHER LIQUID, HIGH-QUALITY DEBT SECURITIES EQUAL IN VALUE TO THE REPURCHASE PRICE. THE FUND WILL MARK TO MARKET THE VALUE OF ASSETS HELD IN THE SEGREGATED ACCOUNT, AND WILL PLACE ADDITIONAL ASSETS IN THE ACCOUNT WHENEVER THE TOTAL VALUE OF THE ACCOUNT FALLS BELOW THE AMOUNT REQUIRED UNDER APPLICABLE REGULATIONS.
     THE FUND'S USE OF REVERSE REPURCHASE AGREEMENTS INVOLVES THE RISK THAT THE OTHER PARTY TO THE AGREEMENTS COULD BECOME SUBJECT TO BANKRUPTCY OR LIQUIDATION PROCEEDINGS DURING THE PERIOD THE AGREEMENTS ARE OUTSTANDING. IN SUCH EVENT, THE FUND MAY NOT BE ABLE TO REPURCHASE THE SECURITIES IT HAS SOLD TO THAT OTHER PARTY. UNDER THOSE CIRCUMSTANCES, IF AT THE EXPIRATION OF THE AGREEMENT SUCH SECURITIES ARE OF GREATER VALUE THAN THE PROCEEDS OBTAINED BY THE FUND UNDER THE AGREEMENTS, THE FUND MAY HAVE BEEN BETTER OFF HAD IT NOT ENTERED INTO THE AGREEMENT. HOWEVER, THE FUND WILL ENTER INTO REVERSE REPURCHASE AGREEMENTS ONLY WITH BANKS AND DEALERS WHICH CAMCO BELIEVES PRESENT MINIMAL CREDIT RISKS UNDER GUIDELINES ADOPTED BY THE FUND'S BOARD OF TRUSTEES. IN ADDITION, THE FUND BEARS THE RISK THAT THE MARKET VALUE OF THE SECURITIES SOLD BY THE FUND MAY DECLINE BELOW THE AGREED-UPON REPURCHASE PRICE, IN WHICH CASE THE DEALER MAY REQUEST THE FUND TO POST ADDITIONAL COLLATERAL.

INTERNATIONAL  MONEY  MARKET  INSTRUMENTS
     THE FUND MAY INVEST IN U.S. DOLLAR-DENOMINATED OBLIGATIONS OF FOREIGN BRANCHES OF U.S. BANKS AND U.S. BRANCHES OF FOREIGN BANKS ("BANK OBLIGATIONS"). SUCH BANK OBLIGATIONS MAY BE SUBJECT TO RISKS NOT ASSOCIATED WITH DOMESTICALLY INSURED BANK OBLIGATIONS. FOR EXAMPLE, FOREIGN AND DOMESTIC BANK RESERVE REQUIREMENTS MAY DIFFER.
     THE FUND MAY ALSO INVEST IN COMMERCIAL PAPER, SHORT-TERM CORPORATE OBLIGATIONS, AND OBLIGATIONS ISSUED OR GUARANTEED BY FOREIGN GOVERNMENTS, THEIR AGENCIES AND INSTRUMENTALITIES, OR BY INTERNATIONAL AGENCIES AND INSTRUMENTALITIES, SO LONG AS SUCH INSTRUMENTS ARE U.S. DOLLAR-DENOMINATED AND MEET THE SAME CREDIT, LIQUIDITY, AND CONCENTRATION REQUIREMENTS AS DOMESTIC OBLIGATIONS.
     THE BANK OBLIGATIONS AND OTHER MONEY MARKET INSTRUMENTS OF FOREIGN ISSUERS DESCRIBED ABOVE ARE SUBJECT TO CERTAIN ADDITIONAL RISKS. PAYMENT OF INTEREST AND PRINCIPAL UPON THESE OBLIGATIONS AND THE MARKETABILITY AND LIQUIDITY OF SUCH OBLIGATIONS IN THE SECONDARY MARKET MAY ALSO BE ADVERSELY AFFECTED BY GOVERNMENTAL ACTION IN THE COUNTRY OF DOMICILE OF THE BRANCH (GENERALLY REFERRED TO AS "SOVEREIGN RISK"). EXAMPLES OF GOVERNMENTAL ACTIONS WOULD BE THE IMPOSITION OF EXCHANGE OR CURRENCY CONTROLS, INTEREST LIMITATIONS OR WITHHOLDING TAXES ON INTEREST INCOME, SEIZURE OF ASSETS, OR THE DECLARATION OF A MORATORIUM ON THE PAYMENT OF PRINCIPAL OR INTEREST. IN ADDITION, EVIDENCES OF OWNERSHIP OF FUND SECURITIES MAY BE HELD OUTSIDE OF THE U.S., AND THE FUND MAY BE SUBJECT TO THE RISKS ASSOCIATED WITH THE HOLDING OF SUCH PROPERTY OVERSEAS.

OBLIGATIONS  WITH  PUTS  ATTACHED
     THE FUND HAS AUTHORITY TO PURCHASE SECURITIES AT A PRICE WHICH WOULD RESULT IN A YIELD TO MATURITY LOWER THAN THAT GENERALLY OFFERED BY THE SELLER AT THE TIME OF PURCHASE WHEN IT CAN ACQUIRE AT THE SAME TIME THE RIGHT TO SELL THE SECURITIES BACK TO THE SELLER AT AN AGREED UPON PRICE AT ANY TIME DURING A STATED PERIOD OR ON A CERTAIN DATE. SUCH A RIGHT IS GENERALLY DENOTED AS A "PUT."

WHEN-ISSUED  PURCHASES
     SECURITIES PURCHASED ON A WHEN-ISSUED BASIS AND THE SECURITIES HELD IN THE FUND ARE SUBJECT TO CHANGES IN MARKET VALUE BASED UPON THE PUBLIC'S PERCEPTION OF THE CREDITWORTHINESS OF THE ISSUER AND CHANGES IN THE LEVEL OF INTEREST RATES (WHICH WILL GENERALLY RESULT IN BOTH CHANGING IN VALUE IN THE SAME WAY, I.E., BOTH EXPERIENCING APPRECIATION WHEN INTEREST RATES DECLINE AND DEPRECIATION WHEN INTEREST RATES RISE). THEREFORE, IF IN ORDER TO ACHIEVE HIGHER INTEREST INCOME, THE FUND REMAINS SUBSTANTIALLY FULLY INVESTED AT THE SAME TIME THAT IT HAS PURCHASED SECURITIES ON A WHEN-ISSUED BASIS, THERE WILL BE A GREATER POSSIBILITY THAT THE MARKET VALUE OF THE FUND'S ASSETS MAY VARY. NO NEW WHEN-ISSUED COMMITMENTS WILL BE MADE BY A FUND IF MORE THAN 50% OF THAT FUND'S NET ASSETS WOULD BECOME SO COMMITTED.
     WHEN THE TIME COMES TO PAY FOR WHEN-ISSUED SECURITIES, THE FUND WILL MEET ITS OBLIGATIONS FROM THEN AVAILABLE CASH FLOW, SALE OF SECURITIES OR, ALTHOUGH IT WOULD NOT NORMALLY EXPECT TO DO SO, FROM SALE OF THE WHEN-ISSUED SECURITIES THEMSELVES (WHICH MAY HAVE A MARKET VALUE GREATER OR LESS THAN THE FUND'S PAYMENT OBLIGATION). SALE OF SECURITIES TO MEET SUCH OBLIGATIONS CARRIES WITH IT A GREATER POTENTIAL FOR THE REALIZATION OF CAPITAL LOSSES AND CAPITAL GAINS WHICH ARE NOT EXEMPT FROM FEDERAL INCOME TAX.

                             INVESTMENT RESTRICTIONS
                             -----------------------

FUNDAMENTAL  INVESTMENT  RESTRICTIONS
     THE FUND HAS ADOPTED THE FOLLOWING FUNDAMENTAL INVESTMENT RESTRICTIONS. THESE RESTRICTIONS CANNOT BE CHANGED WITHOUT THE APPROVAL OF THE HOLDERS OF A MAJORITY OF THE OUTSTANDING SHARES OF THE FUND.

(1) THE FUND MAY NOT MAKE ANY INVESTMENT INCONSISTENT WITH ITS CLASSIFICATION AS A DIVERSIFIED INVESTMENT COMPANY UNDER THE 1940 ACT.
(2) THE FUND MAY NOT CONCENTRATE ITS INVESTMENTS IN THE SECURITIES OF ISSUERS PRIMARILY ENGAGED IN ANY PARTICULAR INDUSTRY (OTHER THAN SECURITIES ISSUED OR GUARANTEED BY THE U.S. GOVERNMENT OR ITS AGENCIES OR INSTRUMENTALITIES AND REPURCHASE AGREEMENTS SECURED THEREBY), OR DOMESTIC BANK MONEY MARKET INSTRUMENTS.
(3) THE FUND MAY NOT ISSUE SENIOR SECURITIES OR BORROW MONEY, EXCEPT FROM BANKS FOR TEMPORARY OR EMERGENCY PURPOSES AND THEN ONLY IN AN AMOUNT UP TO 33 1/3% OF THE VALUE OF ITS TOTAL ASSETS OR AS PERMITTED BY LAW AND EXCEPT BY ENGAGING IN REVERSE REPURCHASE AGREEMENTS, WHERE ALLOWED. IN ORDER TO SECURE ANY PERMITTED BORROWINGS AND REVERSE REPURCHASE AGREEMENTS UNDER THIS SECTION, THE FUND MAY PLEDGE, MORTGAGE OR HYPOTHECATE ITS ASSETS.
(4) THE FUND MAY NOT UNDERWRITE THE SECURITIES OF OTHER ISSUERS, EXCEPT AS ALLOWED BY LAW OR TO THE EXTENT THAT THE PURCHASE OF OBLIGATIONS IN ACCORDANCE WITH ITS INVESTMENT OBJECTIVE AND POLICIES, EITHER DIRECTLY FROM THE ISSUER, OR FROM AN UNDERWRITER FOR AN ISSUER, MAY BE DEEMED AN UNDERWRITING.
(5) THE FUND MAY NOT INVEST DIRECTLY IN COMMODITIES OR REAL ESTATE, ALTHOUGH IT MAY INVEST IN SECURITIES WHICH ARE SECURED BY REAL ESTATE OR REAL ESTATE MORTGAGES AND SECURITIES OF ISSUERS WHICH INVEST OR DEAL IN COMMODITIES, COMMODITY FUTURES, REAL ESTATE OR REAL ESTATE MORTGAGES.
(6) THE FUND MAY NOT MAKE LOANS, OTHER THAN THROUGH THE PURCHASE OF MONEY MARKET INSTRUMENTS AND REPURCHASE AGREEMENTS OR BY THE PURCHASE OF BONDS, DEBENTURES OR OTHER DEBT SECURITIES, OR AS PERMITTED BY LAW. THE PURCHASE OF ALL OR A PORTION OF AN ISSUE OF PUBLICLY OR PRIVATELY DISTRIBUTED DEBT OBLIGATIONS IN ACCORDANCE WITH THE FUND'S INVESTMENT OBJECTIVE, POLICIES AND RESTRICTIONS, SHALL NOT CONSTITUTE THE MAKING OF A LOAN.

NONFUNDAMENTAL  INVESTMENT  RESTRICTIONS
     THE BOARD OF TRUSTEES HAS ADOPTED THE FOLLOWING NONFUNDAMENTAL INVESTMENT RESTRICTIONS. A NONFUNDAMENTAL INVESTMENT RESTRICTION CAN BE CHANGED BY THE BOARD AT ANY TIME WITHOUT A SHAREHOLDER VOTE.

(1) THE FUND MAY ONLY ENGAGE IN REVERSE REPURCHASE AGREEMENTS SO LONG AS, AT THE TIME IT ENTERS INTO A REVERSE REPURCHASE AGREEMENT, THE AGGREGATE PROCEEDS FROM OUTSTANDING REVERSE REPURCHASE AGREEMENTS, WHEN ADDED TO OTHER OUTSTANDING BORROWINGS, DO NOT EXCEED 33 1/3% OF ITS TOTAL ASSETS. THE FUND DOES NOT INTEND TO MAKE ANY PURCHASES OF SECURITIES IF BORROWING EXCEEDS 5% OF TOTAL ASSETS.
(2) THE FUND MAY NOT PURCHASE COMMON STOCKS, PREFERRED STOCKS, WARRANTS, OR OTHER EQUITY SECURITIES.
(3) NO MORE THAN 10% OF THE FUND'S NET ASSETS MAY BE INVESTED IN ILLIQUID SECURITIES.
(4)  THE  FUND  MAY  NOT  SELL  SECURITIES  SHORT.
(5)  THE  FUND  MAY  NOT  WRITE  OR  PURCHASE  PUT  OR  CALL  OPTIONS.



                        PURCHASE AND REDEMPTION OF SHARES
                        ---------------------------------

     THE FUND REQUIRES A MINIMUM INITIAL INVESTMENT OF $1,000,000. SHARES WILL BE HELD IN BOOK ENTRY FORM AT THE FUND'S TRANSFER AGENT. NO SHARE CERTIFICATES WILL BE ISSUED.
     AMOUNTS REDEEMED BY CHECK REDEMPTION MAY BE MAILED TO THE INVESTOR WITHOUT CHARGE. AMOUNTS OF $50,000 OR MORE WILL BE TRANSMITTED BY WIRE WITHOUT CHARGE BY THE FUND TO THE INVESTOR'S ACCOUNT AT A DOMESTIC COMMERCIAL BANK THAT IS A MEMBER OF THE FEDERAL RESERVE SYSTEM OR TO A CORRESPONDENT BANK. A CHARGE OF $5 MAY BE IMPOSED ON WIRE TRANSFERS OF LESS THAN $50,000. IF THE INVESTOR'S BANK IS NOT A FEDERAL RESERVE SYSTEM MEMBER, FAILURE OF IMMEDIATE NOTIFICATION TO THAT BANK BY THE CORRESPONDENT BANK COULD RESULT IN A DELAY IN CREDITING THE FUNDS TO THE INVESTOR'S BANK ACCOUNT.
     EXISTING SHAREHOLDERS WHO AT ANY TIME DESIRE TO CHANGE INSTRUCTIONS ALREADY GIVEN MUST SEND A NOTICE EITHER TO THE BROKER THROUGH WHICH SHARES WERE PURCHASED OR TO THE FUND WITH A VOIDED CHECK FROM THE BANK ACCOUNT TO RECEIVE THE REDEMPTION PROCEEDS. NEW WIRING INSTRUCTIONS MAY BE ACCOMPANIED BY A VOIDED CHECK IN LIEU OF A SIGNATURE GUARANTEE. IF A VOIDED CHECK DOES NOT ACCOMPANY THE REQUEST, THEN THE REQUEST MUST BE SIGNATURE GUARANTEED BY A COMMERCIAL BANK, SAVINGS AND LOAN ASSOCIATION, TRUST COMPANY, MEMBER FIRM OF ANY NATIONAL SECURITIES EXCHANGE, OR CREDIT UNION. FURTHER DOCUMENTATION, SUCH AS A CORPORATE RESOLUTION, IS REQUIRED FROM CORPORATIONS, FIDUCIARIES, PENSION PLANS, AND INSTITUTIONAL INVESTORS.
     THE FUND'S REDEMPTION CHECK NORMALLY WILL BE MAILED TO THE INVESTOR ON THE NEXT BUSINESS DAY FOLLOWING THE DATE OF RECEIPT BY THE FUND OF THE WRITTEN OR TELEPHONE REDEMPTION REQUEST. IF THE INVESTOR SO INSTRUCTS IN THE REDEMPTION REQUEST, THE CHECK WILL BE MAILED OR THE REDEMPTION PROCEEDS WIRED TO A
PREDESIGNATED  ACCOUNT  AT  THE  INVESTOR'S  BANK.
     THE RIGHT OF REDEMPTION MAY BE SUSPENDED OR THE DATE OF PAYMENT POSTPONED FOR ANY PERIOD DURING WHICH THE NEW YORK STOCK EXCHANGE IS CLOSED (OTHER THAN CUSTOMARY WEEKEND AND HOLIDAY CLOSINGS), WHEN TRADING ON THE NEW YORK STOCK EXCHANGE IS RESTRICTED, OR AN EMERGENCY EXISTS, AS DETERMINED BY THE SEC, OR IF THE COMMISSION HAS ORDERED SUCH A SUSPENSION FOR THE PROTECTION OF SHAREHOLDERS. REDEMPTION PROCEEDS ARE NORMALLY MAILED OR WIRED THE NEXT BUSINESS DAY AFTER A PROPER REDEMPTION REQUEST HAS BEEN RECEIVED, UNLESS REDEMPTIONS HAVE BEEN SUSPENDED OR POSTPONED AS DESCRIBED ABOVE.

                               DIVIDENDS AND TAXES
                               -------------------

     THE FUND DECLARES DIVIDENDS DAILY AND PAYS THEM MONTHLY, BASED ON ITS NET INVESTMENT INCOME. NET INVESTMENT INCOME CONSISTS OF THE INTEREST INCOME EARNED ON INVESTMENTS (ADJUSTED FOR AMORTIZATION OF ORIGINAL ISSUE OR MARKET DISCOUNT OR PREMIUM), LESS EXPENSES. REALIZED AND UNREALIZED GAINS AND LOSSES ARE NOT INCLUDED IN NET INVESTMENT INCOME. NET SHORT-TERM CAPITAL GAINS WILL BE DISTRIBUTED ONCE EACH YEAR, ALTHOUGH THE FUND MAY DISTRIBUTE THEM MORE FREQUENTLY IF NECESSARY IN ORDER TO MAINTAIN NET ASSET VALUE AT $1.00 PER SHARE. DISTRIBUTIONS OF NET CAPITAL GAINS, IF ANY, ARE NORMALLY DECLARED AND PAID BY THE FUND ONCE A YEAR; HOWEVER, THE FUND DOES NOT INTEND TO MAKE ANY SUCH DISTRIBUTIONS FROM SECURITIES PROFITS UNLESS AVAILABLE LOSS CARRYOVERS, IF ANY, HAVE BEEN USED OR HAVE EXPIRED.
     IN 1999 THE FUND DID QUALIFY AND IN 2000 THE FUND INTENDS TO QUALIFY AS A "REGULATED INVESTMENT COMPANY" UNDER SUBCHAPTER M OF THE INTERNAL REVENUE CODE AS AMENDED. BY SO QUALIFYING, THE FUND WILL NOT BE SUBJECT TO FEDERAL INCOME TAXES, NOR TO THE FEDERAL EXCISE TAX IMPOSED BY THE TAX REFORM ACT OF 1986, TO THE EXTENT THAT IT DISTRIBUTES ITS NET INVESTMENT INCOME AND REALIZED CAPITAL GAINS.
     DIVIDENDS AND DISTRIBUTIONS ARE AUTOMATICALLY REINVESTED AT NET ASSET VALUE IN ADDITIONAL SHARES. SHAREHOLDERS MAY ELECT TO HAVE THEIR DIVIDENDS AND DISTRIBUTIONS PAID OUT MONTHLY OR QUARTERLY IN CASH. THE FUND'S DIVIDENDS OF NET INVESTMENT INCOME AND DIVIDENDS OF NET SHORT-TERM CAPITAL GAINS, WHETHER TAKEN IN CASH OR REINVESTED IN ADDITIONAL SHARES, ARE TAXABLE TO SHAREHOLDERS AS ORDINARY INCOME AND MAY QUALIFY FOR THE CORPORATE DIVIDENDS-RECEIVED DEDUCTION. NET LONG-TERM CAPITAL GAIN DISTRIBUTIONS, IF ANY, WILL GENERALLY BE INCLUDABLE AS LONG-TERM CAPITAL GAIN IN THE GROSS INCOME OF SHAREHOLDERS WHO ARE CITIZENS
OR RESIDENTS OF THE UNITED STATES. WHETHER SUCH REALIZED SECURITIES GAINS AND LOSSES ARE LONG- OR SHORT-TERM DEPENDS ON THE PERIOD THE SECURITIES ARE HELD BY THE FUND, NOT THE PERIOD FOR WHICH THE SHAREHOLDER HOLDS SHARES OF THE FUND.
      THE FUND WILL NOTIFY SHAREHOLDERS ANNUALLY ABOUT THE TAX STATUS OF DIVIDEND AND DISTRIBUTIONS PAID BY THE FUND AND THE AMOUNT OF DIVIDENDS WITHHELD, IF ANY, DURING THE PREVIOUS YEAR. MANY STATES DO NOT TAX THE PORTION OF A FUND'S DIVIDENDS WHICH IS DERIVED FROM INTEREST ON U.S. GOVERNMENT OBLIGATIONS. STATE LAW VARIES CONSIDERABLY CONCERNING THE TAX STATUS OF DIVIDENDS DERIVED FROM U.S. GOVERNMENT OBLIGATIONS. ACCORDINGLY, SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISORS ABOUT THE TAX STATUS OF DIVIDENDS AND DISTRIBUTIONS FROM THE FUND IN THEIR RESPECTIVE JURISDICTIONS.
     THE FUND IS REQUIRED TO WITHHOLD 31% OF ANY DIVIDENDS AND ANY LONG-TERM CAPITAL GAIN DIVIDENDS, PAID IF: (A) THE SHAREHOLDER'S SOCIAL SECURITY NUMBER OR OTHER TAXPAYER IDENTIFICATION NUMBER ("TIN") IS NOT PROVIDED OR AN OBVIOUSLY INCORRECT TIN IS PROVIDED: (B) THE SHAREHOLDER DOES NOT CERTIFY UNDER PENALTIES OF PERJURY THAT THE TIN PROVIDED IS THE SHAREHOLDER'S CORRECT TIN AND THAT THE SHAREHOLDER IS NOT SUBJECT TO BACKUP WITHHOLDING UNDER SECTION 3406(A)(1)(C) OF THE INTERNAL REVENUE CODE BECAUSE OF UNDERREPORTING; OR (C) THE FUND IS NOTIFIED BY THE INTERNAL REVENUE SERVICE THAT THE TIN PROVIDED BY THE SHAREHOLDER IS INCORRECT OR THAT THERE HAS BEEN UNDERREPORTING OF INTEREST OR DIVIDENDS BY THE SHAREHOLDER. AFFECTED SHAREHOLDERS WILL RECEIVE STATEMENTS AT LEAST ANNUALLY SPECIFYING THE AMOUNT OF DIVIDENDS WITHHELD. SHAREHOLDERS EXEMPT FROM BACKUP WITHHOLDING INCLUDE: CORPORATIONS; FINANCIAL INSTITUTIONS; TAX EXEMPT ORGANIZATIONS; INDIVIDUAL RETIREMENT PLANS; THE U.S., A STATE, THE DISTRICT OF COLUMBIA, A U.S. POSSESSION, A FOREIGN GOVERNMENT, AN INTERNATIONAL ORGANIZATION, OR ANY POLITICAL SUBDIVISION, AGENCY OR INSTRUMENTALITY OF ANY OF THE FOREGOING; U.S. REGISTERED COMMODITIES OR SECURITIES DEALERS; REAL ESTATE INVESTMENT TRUSTS; REGISTERED INVESTMENT COMPANIES; BANK COMMON TRUST FUNDS; CERTAIN CHARITABLE TRUSTS; AND FOREIGN CENTRAL BANKS OF ISSUE. NON-RESIDENT
ALIENS ALSO ARE GENERALLY NOT SUBJECT TO BACKUP WITHHOLDING BUT, ALONG WITH CERTAIN FOREIGN PARTNERSHIPS AND FOREIGN CORPORATIONS, MAY INSTEAD BE SUBJECT TO WITHHOLDING UNDER SECTION 1441 OF THE INTERNAL REVENUE CODE. SHAREHOLDERS CLAIMING EXEMPTION FROM BACKUP WITHHOLDING SHOULD CALL OR WRITE THE FUND FOR FURTHER INFORMATION.

                               VALUATION OF SHARES
                               -------------------

     THE NET ASSET VALUE PER SHARE, THE PRICE AT WHICH SHARES ARE CONTINUOUSLY ISSUED AND REDEEMED, IS COMPUTED BY DIVIDING THE VALUE OF THE FUND'S TOTAL ASSETS, LESS ITS LIABILITIES, BY THE TOTAL NUMBER OF SHARES OUTSTANDING. THE FUND'S NET ASSET VALUE IS DETERMINED EVERY BUSINESS DAY AT THE CLOSE OF THE REGULAR SESSION OF THE NEW YORK STOCK EXCHANGE (GENERALLY, 4:00 P.M. EASTERN
TIME). THE FUNDS DO NOT DETERMINE NET ASSET VALUE ON CERTAIN NATIONAL HOLIDAYS OR OTHER DAYS ON WHICH THE NEW YORK STOCK EXCHANGE IS CLOSED: NEW YEAR'S DAY, MARTIN LUTHER KING DAY, PRESIDENTS' DAY, GOOD FRIDAY, MEMORIAL DAY, INDEPENDENCE DAY, LABOR DAY, THANKSGIVING DAY, AND CHRISTMAS DAY.
     THE FUND'S ASSETS, INCLUDING COMMITMENTS TO PURCHASE SECURITIES ON A WHEN-ISSUED BASIS, ARE VALUED AT THEIR AMORTIZED COST WHICH DOES NOT TAKE INTO ACCOUNT UNREALIZED CAPITAL GAINS OR LOSSES. THIS INVOLVES VALUING AN INSTRUMENT AT ITS COST AND THEREAFTER ASSUMING A CONSTANT AMORTIZATION TO MATURITY OF ANY DISCOUNT OR PREMIUM, REGARDLESS OF THE IMPACT OF FLUCTUATING INTEREST RATES ON THE MARKET VALUE OF THE INSTRUMENT. WHILE THIS METHOD PROVIDES CERTAINTY IN VALUATION, IT MAY RESULT IN PERIODS DURING WHICH VALUE, AS DETERMINED BY AMORTIZED COST, IS HIGHER OR LOWER THAN THE PRICE THAT WOULD BE RECEIVED UPON SALE OF THE INSTRUMENT. DURING PERIODS OF DECLINING INTEREST RATES, THE DAILY YIELD ON SHARES OF A FUND MAY TEND TO BE HIGHER THAN A LIKE COMPUTATION MADE BY A FUND WITH IDENTICAL INVESTMENTS UTILIZING A METHOD OF VALUATION BASED UPON MARKET PRICES AND ESTIMATES OF MARKET PRICES FOR ALL OF ITS FUND INSTRUMENTS. THUS, IF THE USE OF AMORTIZED COST BY A FUND RESULTED IN A LOWER AGGREGATE FUND VALUE ON A PARTICULAR DAY, A PROSPECTIVE INVESTOR IN THE FUND WOULD BE ABLE TO OBTAIN A SOMEWHAT HIGHER YIELD THAN WOULD RESULT FROM INVESTMENT IN A FUND UTILIZING SOLELY MARKET VALUES, AND EXISTING INVESTORS IN THE FUND WOULD RECEIVE LESS INVESTMENT INCOME. THE CONVERSE WOULD APPLY IN A PERIOD OF RISING INTEREST RATES.

                              CALCULATION OF YIELD
                              --------------------

     FROM TIME TO TIME, THE FUND ADVERTISES "YIELD" AND "EFFECTIVE YIELD." BOTH YIELD FIGURES ARE BASED ON HISTORICAL EARNINGS AND ARE NOT INTENDED TO INDICATE FUTURE PERFORMANCE. THE "YIELD" REFERS TO THE ACTUAL INCOME GENERATED BY AN INVESTMENT IN THE FUND OVER A PARTICULAR BASE PERIOD OF TIME. THE LENGTH AND CLOSING DATE OF THE BASE PERIODS WILL BE STATED IN THE ADVERTISEMENT. IF THE BASE PERIOD IS LESS THAN ONE YEAR, THE YIELD IS THEN "ANNUALIZED." THAT IS, THE NET CHANGE, EXCLUSIVE OF CAPITAL CHANGES, IN THE VALUE OF A SHARE DURING THE BASE PERIOD IS DIVIDED BY THE NET ASSET VALUE PER SHARE AT THE BEGINNING OF THE PERIOD, AND THE RESULT IS MULTIPLIED BY 365 AND DIVIDED BY THE NUMBER OF DAYS IN THE BASE PERIOD. CAPITAL CHANGES EXCLUDED FROM THE CALCULATION OF YIELD ARE: (1) REALIZED GAINS AND LOSSES FROM THE SALE OF SECURITIES, AND (2) UNREALIZED APPRECIATION AND DEPRECIATION. A FUND'S "EFFECTIVE YIELD" FOR A SEVEN-DAY PERIOD IS ITS ANNUALIZED COMPOUNDED AVERAGE YIELD DURING THE PERIOD, CALCULATED ACCORDING TO THE FOLLOWING FORMULA:

              EFFECTIVE YIELD = [(BASE PERIOD RETURN) + 1]365/7 - 1

     FROM TIME TO TIME, THE FUND MAY PROVIDE, FOR A GIVEN PERIOD, QUOTATIONS OF DIVIDEND YIELD TO SHAREHOLDERS OR PROSPECTIVE INVESTORS. FOR THE SEVEN-DAY PERIOD ENDED SEPTEMBER 30, 1999, THE YIELD AND EFFECTIVE YIELD WERE 5.41% AND 5.56%, RESPECTIVELY.

                                   ADVERTISING
                                   -----------

     THE FUND OR ITS AFFILIATES MAY PROVIDE INFORMATION SUCH AS, BUT NOT LIMITED TO, THE ECONOMY, INVESTMENT CLIMATE, INVESTMENT PRINCIPLES, SOCIOLOGICAL CONDITIONS AND POLITICAL AMBIANCE. DISCUSSION MAY INCLUDE HYPOTHETICAL SCENARIOS OR LISTS OF RELEVANT FACTORS DESIGNED TO AID THE INVESTOR IN DETERMINING WHETHER THE FUND IS COMPATIBLE WITH THE INVESTOR'S GOALS. THE FUND MAY LIST FUND HOLDINGS OR GIVE EXAMPLES OR SECURITIES THAT MAY HAVE BEEN CONSIDERED FOR
INCLUSION  IN  THE  FUND,  WHETHER  HELD  OR  NOT.
     THE  FUND  OR  ITS  AFFILIATES  MAY SUPPLY COMPARATIVE PERFORMANCE DATA AND
RANKINGS FROM INDEPENDENT SOURCES SUCH AS DONOGHUE'S MONEY FUND REPORT, BANK RATE MONITOR, MONEY, FORBES, LIPPER ANALYTICAL SERVICES, INC., CDA INVESTMENT TECHNOLOGIES, INC., WIESENBERGER INVESTMENT COMPANIES SERVICE, MUTUAL FUND VALUES MORNINGSTAR RATINGS, MUTUAL FUND FORECASTER, BARRON'S, AND THE WALL STREET JOURNAL. THE FUND MAY ALSO CITE TO ANY SOURCE, WHETHER IN PRINT OR ON-LINE, SUCH AS BLOOMBERG, IN ORDER TO ACKNOWLEDGE ORIGIN OF INFORMATION. THE FUND MAY COMPARE ITSELF OR ITS FUND HOLDINGS TO OTHER INVESTMENTS, WHETHER OR NOT ISSUED OR REGULATED BY THE SECURITIES INDUSTRY, INCLUDING, BUT NOT LIMITED TO, CERTIFICATES OF DEPOSIT AND TREASURY NOTES. THE FUND, ITS ADVISOR, AND ITS AFFILIATES RESERVE THE RIGHT TO UPDATE PERFORMANCE RANKINGS AS NEW RANKINGS BECOME AVAILABLE.
     CALVERT GROUP IS THE LEADING FAMILY OF SOCIALLY RESPONSIBLE MUTUAL FUNDS, BOTH IN TERMS OF SOCIALLY RESPONSIBLE MUTUAL FUND ASSETS UNDER MANAGEMENT, AND NUMBER OF SOCIALLY RESPONSIBLE MUTUAL FUND PORTFOLIOS OFFERED (SOURCE: SOCIAL INVESTMENT FORUM, DECEMBER 31, 1999). CALVERT GROUP WAS ALSO THE FIRST TO OFFER A FAMILY OF SOCIALLY RESPONSIBLE MUTUAL FUND PORTFOLIOS.

                              TRUSTEES AND OFFICERS
                              ---------------------

     RICHARD L. BAIRD, JR., TRUSTEE. MR. BAIRD IS EXECUTIVE VICE PRESIDENT FOR THE FAMILY HEALTH COUNCIL, INC. IN PITTSBURGH, PENNSYLVANIA, A NON-PROFIT CORPORATION WHICH PROVIDES FAMILY PLANNING SERVICES, NUTRITION, MATERNAL/CHILD HEALTH CARE, AND VARIOUS HEALTH SCREENING SERVICES. MR. BAIRD IS A TRUSTEE/DIRECTOR OF EACH OF THE INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS, EXCEPT FOR CALVERT VARIABLE SERIES, INC., CALVERT NEW WORLD FUND, INC. AND CALVERT WORLD VALUES FUND, INC. DOB: 05/09/48. ADDRESS: 211 OVERLOOK DRIVE, PITTSBURGH, PENNSYLVANIA 15216.
     FRANK H. BLATZ, JR., ESQ., TRUSTEE. MR. BLATZ IS A PARTNER IN THE LAW FIRM OF SNEVILY, ELY, WILLIAMS & BLATZ. HE WAS FORMERLY A PARTNER WITH ABRAMS, BLATZ, GRAN, HENDRICKS & REINA, P.A. HE IS ALSO A DIRECTOR OF CALVERT VARIABLE SERIES, INC. DOB: 10/29/35. ADDRESS: 282 SOUTH AVE., SUITE 201, P.O. BOX 207 FANWOOD, NJ 07023.
     FREDERICK T. BORTS, M.D., TRUSTEE. DR. BORTS IS A RADIOLOGIST WITH KAISER PERMANENTE. PRIOR TO THAT, HE WAS A RADIOLOGIST AT BETHLEHEM MEDICAL IMAGING IN ALLENTOWN, PENNSYLVANIA. DOB: 07/23/49. ADDRESS: 2610 NONOHE STREET, WAHIAWI, HI 96786.
     CHARLES E. DIEHL, TRUSTEE. MR. DIEHL IS A SELF-EMPLOYED CONSULTANT AND IS VICE PRESIDENT AND TREASURER EMERITUS OF THE GEORGE WASHINGTON UNIVERSITY. HE HAS RETIRED FROM UNIVERSITY SUPPORT SERVICES, INC. OF HERNDON, VIRGINIA. FORMERLY, HE WAS A DIRECTOR OF ACACIA MUTUAL LIFE INSURANCE COMPANY, AND IS CURRENTLY A DIRECTOR OF SERVUS FINANCIAL CORPORATION. DOB: 10/13/22. ADDRESS:
1658  QUAIL  HOLLOW  COURT,  MCLEAN,  VIRGINIA  22101.
     DOUGLAS E. FELDMAN, M.D., TRUSTEE. DR. FELDMAN IS MANAGING PARTNER OF FELDMAN OTOLARYNGOLOGY, HEAD AND NECK SURGERY IN WASHINGTON, D.C. A GRADUATE OF HARVARD MEDICAL SCHOOL, HE IS ASSOCIATE PROFESSOR OF OTOLARYNGOLOGY, HEAD AND NECK SURGERY AT GEORGETOWN UNIVERSITY AND GEORGE WASHINGTON UNIVERSITY MEDICAL SCHOOL, AND PAST CHAIRMAN OF THE DEPARTMENT OF OTOLARYNGOLOGY, HEAD AND NECK SURGERY AT THE WASHINGTON HOSPITAL CENTER. HE IS INCLUDED IN THE BEST DOCTORS IN AMERICA. DOB: 05/23/48. ADDRESS: 7536 PEPPERELL DRIVE, BETHESDA, MARYLAND 20817.
     PETER W. GAVIAN, CFA, TRUSTEE. MR. GAVIAN IS PRESIDENT OF CORPORATE FINANCE OF WASHINGTON, INC. FORMERLY, HE WAS A PRINCIPAL OF GAVIAN DE VAUX ASSOCIATES, AN INVESTMENT BANKING FIRM. HE IS ALSO A CHARTERED FINANCIAL ANALYST AND AN ACCREDITED SENIOR BUSINESS APPRAISER. DOB: 12/08/32. ADDRESS: 3005 FRANKLIN ROAD NORTH, ARLINGTON, VIRGINIA 22201.
     JOHN G. GUFFEY, JR., TRUSTEE. MR. GUFFEY IS EXECUTIVE VICE PRESIDENT OF CALVERT SOCIAL INVESTMENT FUND. HE IS ON THE BOARD OF DIRECTORS OF THE CALVERT SOCIAL INVESTMENT FOUNDATION, ORGANIZING DIRECTOR OF THE COMMUNITY CAPITAL BANK IN BROOKLYN, NEW YORK, AND A FINANCIAL CONSULTANT TO VARIOUS ORGANIZATIONS. IN ADDITION, HE IS A DIRECTOR OF THE COMMUNITY BANKERS MUTUAL FUND OF DENVER, COLORADO, A DIRECTOR OF ARIEL FUNDS, AND THE TREASURER AND DIRECTOR OF SILBY, GUFFEY, AND CO., INC., A VENTURE CAPITAL FIRM. MR. GUFFEY IS A TRUSTEE/DIRECTOR OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS, EXCEPT FOR CALVERT VARIABLE SERIES, INC. AND CALVERT NEW WORLD FUND, INC. DOB:
05/15/48.  ADDRESS:  388  CALLE  COLINA  SANTA  FE,  NEW  MEXICO  87501.
     MR. GUFFEY HAS BEEN ADVISED THAT THE SECURITIES AND EXCHANGE COMMISSION ("SEC") HAS ENTERED AN ORDER AGAINST HIM RELATING TO HIS FORMER SERVICE AS A DIRECTOR OF COMMUNITY BANKERS MUTUAL FUND, INC. THIS FUND IS NOT CONNECTED WITH ANY CALVERT FUND OR THE CALVERT GROUP AND CEASED OPERATIONS IN SEPTEMBER, 1994. MR. GUFFEY CONSENTED TO THE ENTRY OF THE ORDER WITHOUT ADMITTING OR DENYING THE FINDINGS IN THE ORDER. THE ORDER CONTAINS FINDINGS THAT: (1) THAT THE COMMUNITY BANKERS MUTUAL FUND'S PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION WERE MATERIALLY FALSE AND MISLEADING BECAUSE THEY MISSTATED OR FAILED TO STATE MATERIAL FACTS CONCERNING THE PRICING OF FUND SHARES AND THE PERCENTAGE OF ILLIQUID SECURITIES IN THE FUND'S PORTFOLIO AND THAT MR. GUFFEY, AS A MEMBER OF THE FUND'S BOARD, SHOULD HAVE KNOWN OF THESE MISSTATEMENTS AND THEREFORE VIOLATED THE SECURITIES ACT OF 1933; (2) THAT THE PRICE OF THE FUND'S SHARES SOLD TO THE PUBLIC WAS NOT BASED ON THE CURRENT NET ASSET VALUE OF THE SHARES, IN VIOLATION OF THE INVESTMENT COMPANY ACT OF 1940 (THE "INVESTMENT COMPANY ACT"); AND (3) THAT THE BOARD OF THE FUND, INCLUDING MR. GUFFEY, VIOLATED THE INVESTMENT COMPANY ACT BY DIRECTING THE FILING OF A MATERIALLY FALSE REGISTRATION STATEMENT. THE ORDER DIRECTED MR. GUFFEY TO CEASE AND DESIST FROM COMMITTING OR CAUSING FUTURE VIOLATIONS AND TO PAY A CIVIL PENALTY OF $5,000. THE SEC PLACED NO RESTRICTIONS ON MR. GUFFEY'S CONTINUING TO SERVE AS A TRUSTEE OR DIRECTOR OF MUTUAL FUNDS.
     *BARBARA J. KRUMSIEK, PRESIDENT AND TRUSTEE. MS. KRUMSIEK SERVES AS PRESIDENT, CHIEF EXECUTIVE OFFICER AND VICE CHAIRMAN OF CALVERT GROUP, LTD. AND AS AN OFFICER AND DIRECTOR OF EACH OF ITS AFFILIATED COMPANIES. SHE IS A DIRECTOR OF CALVERT-SLOAN ADVISERS, L.L.C., AND A TRUSTEE/DIRECTOR OF EACH OF THE INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS, AS WELL AS SENIOR VICE PRESIDENT OF CALVERT SOCIAL INVESTMENT FUND. MS. KRUMSIEK IS ON THE BOARD OF DIRECTORS OF THE CALVERT SOCIAL INVESTMENT FOUNDATION. PRIOR TO JOINING CALVERT GROUP, MS. KRUMSIEK SERVED AS A MANAGING DIRECTOR OF ALLIANCE FUND DISTRIBUTORS, INC. DOB: 08/09/52.
     M. CHARITO KRUVANT, TRUSTEE. MS. KRUVANT IS PRESIDENT AND CEO OF CREATIVE ASSOCIATES INTERNATIONAL, INC., A FIRM THAT SPECIALIZES IN HUMAN RESOURCES DEVELOPMENT, INFORMATION MANAGEMENT, PUBLIC AFFAIRS AND PRIVATE ENTERPRISE DEVELOPMENT. SHE IS ALSO A DIRECTOR OF ACACIA FEDERAL SAVINGS BANK. DOB:
12/08/45.  ADDRESS:  5301  WISCONSIN  AVENUE,  N.W.,  WASHINGTON,  D.C.  20015.
     ARTHUR J. PUGH, TRUSTEE. MR. PUGH IS A DIRECTOR OF CALVERT VARIABLE SERIES, INC., AND SERVES AS A DIRECTOR OF ACACIA FEDERAL SAVINGS BANK. DOB: 09/24/37.
ADDRESS:  4823  PRESTWICK  DRIVE,  FAIRFAX,  VIRGINIA  22030.
     *DAVID R. ROCHAT, SENIOR VICE PRESIDENT AND TRUSTEE. MR. ROCHAT IS EXECUTIVE VICE PRESIDENT OF CALVERT ASSET MANAGEMENT COMPANY, INC., DIRECTOR AND SECRETARY OF GRADY, BERWALD AND CO., INC., AND DIRECTOR AND PRESIDENT OF CHELSEA SECURITIES, INC. HE IS THE SENIOR VICE PRESIDENT OF FIRST VARIABLE RATE FUND, CALVERT TAX-FREE RESERVES, CALVERT MUNICIPAL FUND, INC., CALVERT CASH RESERVES, AND THE CALVERT FUND. DOB: 10/07/37. ADDRESS: BOX 93, CHELSEA, VERMONT 05038.
     *D. WAYNE SILBY, ESQ., TRUSTEE. MR. SILBY IS A TRUSTEE/DIRECTOR OF EACH OF THE INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS, EXCEPT FOR CALVERT VARIABLE SERIES, INC. AND CALVERT NEW WORLD FUND, INC. HE IS THE PRESIDENT OF CALVERT SOCIAL INVESTMENT FUND. MR. SILBY IS EXECUTIVE CHAIRMAN OF GROUP SERVE, INC., AN INTERNET COMPANY FOCUSED ON COMMUNITY BUILDING COLLABORATIVE TOOLS, AND AN OFFICER, DIRECTOR AND SHAREHOLDER OF SILBY, GUFFEY & COMPANY, INC., WHICH SERVES AS GENERAL PARTNER OF CALVERT SOCIAL VENTURE PARTNERS ("CSVP"). CSVP IS A VENTURE CAPITAL FIRM INVESTING IN SOCIALLY RESPONSIBLE SMALL COMPANIES. HE IS ALSO A DIRECTOR OF ACACIA MUTUAL LIFE INSURANCE COMPANY AND CHAIRMAN OF THE CALVERT SOCIAL INVESTMENT FOUNDATION. DOB: 7/20/48. ADDRESS: 1715 18TH STREET, N.W., WASHINGTON, D.C. 20009.
     RENO J. MARTINI, SENIOR VICE PRESIDENT. MR. MARTINI IS A DIRECTOR AND SENIOR VICE PRESIDENT OF CALVERT GROUP, LTD., AND SENIOR VICE PRESIDENT AND CHIEF INVESTMENT OFFICER OF CALVERT ASSET MANAGEMENT COMPANY, INC. MR. MARTINI IS ALSO A DIRECTOR AND PRESIDENT OF CALVERT-SLOAN ADVISERS, L.L.C., AND A
DIRECTOR  AND  OFFICER  OF  CALVERT  NEW  WORLD  FUND.  DOB:  1/13/50.
     RONALD M. WOLFSHEIMER, CPA, TREASURER. MR. WOLFSHEIMER IS SENIOR VICE PRESIDENT AND CHIEF FINANCIAL OFFICER OF CALVERT GROUP, LTD. AND ITS SUBSIDIARIES AND AN OFFICER OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS. MR. WOLFSHEIMER IS VICE PRESIDENT AND TREASURER OF CALVERT-SLOAN ADVISERS, L.L.C., AND A DIRECTOR OF CALVERT DISTRIBUTORS, INC.
DOB:  07/24/47.
     WILLIAM M. TARTIKOFF, ESQ., VICE PRESIDENT AND SECRETARY. MR. TARTIKOFF IS AN OFFICER OF EACH OF THE INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS, AND IS SENIOR VICE PRESIDENT, SECRETARY, AND GENERAL COUNSEL OF CALVERT GROUP, LTD., AND EACH OF ITS SUBSIDIARIES. MR. TARTIKOFF IS ALSO VICE PRESIDENT AND SECRETARY OF CALVERT-SLOAN ADVISERS, L.L.C., A DIRECTOR OF CALVERT DISTRIBUTORS, INC., AND IS AN OFFICER OF ACACIA NATIONAL LIFE INSURANCE COMPANY. DOB:
08/12/47.
     DANIEL K. HAYES, VICE PRESIDENT. MR. HAYES IS VICE PRESIDENT OF CALVERT ASSET MANAGEMENT COMPANY, INC., AND IS AN OFFICER OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS, EXCEPT FOR CALVERT NEW WORLD FUND, INC. DOB: 09/09/50.
     SUSAN WALKER BENDER, ESQ., ASSISTANT SECRETARY. MS. BENDER IS ASSOCIATE GENERAL COUNSEL OF CALVERT GROUP, LTD. AND AN OFFICER OF EACH OF ITS SUBSIDIARIES AND CALVERT-SLOAN ADVISERS, L.L.C. SHE IS ALSO AN OFFICER OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS. DOB: 01/29/59.
     VICTOR FRYE, ESQ., ASSISTANT SECRETARY AND COMPLIANCE OFFICER. MR. FRYE IS COUNSEL AND COMPLIANCE OFFICER OF CALVERT GROUP AND AN OFFICER OF EACH OF ITS SUBSIDIARIES AND CALVERT-SLOAN ADVISERS, L.L.C. HE IS ALSO AN OFFICER OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS. PRIOR TO WORKING AT CALVERT GROUP, MR. FRYE WAS COUNSEL AND MANAGER OF THE COMPLIANCE DEPARTMENT AT THE ADVISORS GROUP. DOB: 10/15/58.
     IVY WAFFORD DUKE, ESQ., ASSISTANT SECRETARY. MS. DUKE IS ASSOCIATE GENERAL COUNSEL OF CALVERT GROUP AND AN OFFICER OF EACH OF ITS SUBSIDIARIES AND CALVERT-SLOAN ADVISERS, L.L.C. SHE IS ALSO AN OFFICER OF EACH OF THE OTHER INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS. SHE ALSO SERVES AS SECRETARY AND PROVIDES COUNSEL TO THE CALVERT SOCIAL INVESTMENT FOUNDATION. PRIOR TO WORKING AT CALVERT GROUP, MS. DUKE WAS AN ASSOCIATE IN THE INVESTMENT MANAGEMENT GROUP OF THE BUSINESS AND FINANCE DEPARTMENT AT DRINKER BIDDLE & REATH. DOB:
09/07/68.

     THE ADDRESS OF DIRECTORS AND OFFICERS, UNLESS OTHERWISE NOTED, IS 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814. TRUSTEES AND OFFICERS OF THE FUND AS A GROUP OWN LESS THAN 1% OF THE FUND'S OUTSTANDING SHARES. TRUSTEES MARKED WITH AN *, ABOVE, ARE "INTERESTED PERSONS" OF THE FUND, UNDER THE INVESTMENT COMPANY ACT OF 1940.
     EACH OF THE ABOVE DIRECTORS/TRUSTEES AND OFFICERS IS A DIRECTOR/TRUSTEE OR OFFICER OF EACH OF THE INVESTMENT COMPANIES IN THE CALVERT GROUP OF FUNDS WITH THE EXCEPTION OF CALVERT SOCIAL INVESTMENT FUND, OF WHICH ONLY MESSRS. BAIRD, GUFFEY, SILBY AND MS. KRUMSIEK ARE AMONG THE TRUSTEES, CALVERT VARIABLE SERIES, INC., OF WHICH ONLY MESSRS. BLATZ, DIEHL, PUGH AND MS. KRUMSIEK AND MS. KRUVANT ARE AMONG THE DIRECTORS, CALVERT WORLD VALUES FUND, INC., OF WHICH ONLY MESSRS. GUFFEY, SILBY AND MS. KRUMSIEK ARE AMONG THE DIRECTORS, AND CALVERT NEW WORLD FUND, INC., OF WHICH ONLY MS. KRUMSIEK AND MR. MARTINI ARE AMONG THE DIRECTORS.
     THE AUDIT COMMITTEE OF THE BOARD IS COMPOSED OF MESSRS. BAIRD, BLATZ, FELDMAN, GUFFEY AND PUGH. THE BOARD'S INVESTMENT POLICY COMMITTEE IS COMPOSED OF MESSRS. BORTS, DIEHL, GAVIAN, ROCHAT, SILBY AND MS. KRUMSIEK.
     DURING FISCAL 1999, TRUSTEES OF THE FUND NOT AFFILIATED WITH THE FUND'S ADVISOR WERE PAID $59,538. TRUSTEES OF THE FUND NOT AFFILIATED WITH CAMCO PRESENTLY RECEIVE AN ANNUAL FEE OF $20,500 FOR SERVICE AS A MEMBER OF THE BOARD OF TRUSTEES OF THE CALVERT GROUP OF FUNDS, AND A FEE OF $750 TO $1,500 FOR EACH REGULAR BOARD OR COMMITTEE MEETING ATTENDED; SUCH FEES ARE ALLOCATED AMONG THE RESPECTIVE FUNDS ON THE BASIS OF NET ASSETS.
     TRUSTEES OF THE FUND NOT AFFILIATED WITH THE FUND'S ADVISOR MAY ELECT TO DEFER RECEIPT OF ALL OR A PERCENTAGE OF THEIR FEES AND INVEST THEM IN ANY FUND IN THE CALVERT GROUP OF FUNDS THROUGH THE TRUSTEES DEFERRED COMPENSATION PLAN (SHOWN AS "PENSION OR RETIREMENT BENEFITS ACCRUED AS PART OF FUND EXPENSES," BELOW). DEFERRAL OF THE FEES IS DESIGNED TO MAINTAIN THE PARTIES IN THE SAME POSITION AS IF THE FEES WERE PAID ON A CURRENT BASIS. MANAGEMENT BELIEVES THIS WILL HAVE A NEGLIGIBLE EFFECT ON THE FUND'S ASSETS, LIABILITIES, NET ASSETS, AND NET INCOME PER SHARE.

                           TRUSTEE COMPENSATION TABLE
                                FISCAL YEAR 1999
                               (UNAUDITED NUMBERS)

                           Trustee Compensation Table

Fiscal Year 1999      Aggregate         Pension or        Total Compensation
                      Compensation      Retirement        from Benefits
(unaudited numbers)   from Registrant   Accrued as        Registrant and Fund
                      for Service       part of           Complex paid to
                      as Trustee        of Registrant     Trustee**
                                        Expenses*

NAME  OF  TRUSTEE

RICHARD  L.  BAIRD,  JR.     $36,250     $0               $39,250
FRANK  H.  BLATZ,  JR.       $37,749     $37,749          $48,250
FREDERICK  T.  BORTS         $35,500     $0               $35,500
CHARLES  E.  DIEHL           $37,749     $0               $48,250
DOUGLAS  E.  FELDMAN         $37,000     $0               $37,000
PETER  W.  GAVIAN            $37,000     $0               $37,000
JOHN  G.  GUFFEY,  JR.       $36,249     $7,032           $56,365
M.  CHARITO  KRUVANT         $35,501     $21,300          $45,250
ARTHUR  J.  PUGH             $37,750     $0               $48,250
D.  WAYNE  SILBY             $32,500     $0               $60,831

*MESSRS. BLATZ, DIEHL, GAVIAN, PUGH, GUFFEY AND MS. KRUVANT HAVE CHOSEN TO DEFER A PORTION OF THEIR COMPENSATION. AS OF SEPTEMBER 30, 1999, TOTAL DEFERRED COMPENSATION, INCLUDING DIVIDENDS AND CAPITAL APPRECIATION, WAS $610,683, $835,804, $110,429, $220,237, $11,021 AND $57,932, FOR EACH OF THEM,
RESPECTIVELY.
**FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1999. THE FUND COMPLEX CONSISTS OF NINE (9) REGISTERED INVESTMENT COMPANIES.

                               INVESTMENT ADVISOR
                               ------------------

     THE FUND'S INVESTMENT ADVISOR IS CALVERT ASSET MANAGEMENT COMPANY, INC., 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814, A SUBSIDIARY OF CALVERT GROUP, LTD., WHICH IS A SUBSIDIARY OF ACACIA LIFE INSURANCE COMPANY OF WASHINGTON, D.C. ("ACACIA"). ACACIA IS A SUBSIDIARY OF AMERITAS ACACIA MUTUAL HOLDING COMPANY.
     THE ADVISORY CONTRACT BETWEEN THE FUND AND CAMCO WILL REMAIN IN EFFECT UNTIL JANUARY 1, 2000, AND FROM YEAR TO YEAR THEREAFTER, PROVIDED CONTINUANCE IS APPROVED AT LEAST ANNUALLY BY THE VOTE OF THE HOLDERS OF A MAJORITY OF THE OUTSTANDING SHARES OF THE FUND, OR BY THE TRUSTEES OF THE FUND; AND FURTHER PROVIDED THAT SUCH CONTINUANCE IS ALSO APPROVED ANNUALLY BY THE VOTE OF A MAJORITY OF THE TRUSTEES OF THE FUND WHO ARE NOT PARTIES TO THE ADVISORY
CONTRACT OR INTERESTED PERSONS OF SUCH PARTIES, CAST IN PERSON AT A MEETING CALLED FOR THE PURPOSE OF VOTING ON SUCH APPROVAL. THE ADVISORY CONTRACT MAY BE TERMINATED WITHOUT PENALTY BY EITHER PARTY ON 60 DAYS' PRIOR WRITTEN NOTICE; IT AUTOMATICALLY TERMINATES IN THE EVENT OF ITS ASSIGNMENT.
     UNDER THE ADVISORY CONTRACT, CAMCO MANAGES THE INVESTMENT AND REINVESTMENT OF THE FUND'S ASSETS, SUBJECT TO THE DIRECTION AND CONTROL OF THE FUND'S BOARD OF TRUSTEES. FOR ITS SERVICES, CAMCO RECEIVES AN ANNUAL FEE, PAYABLE MONTHLY, OF 0.25% OF THE FUND'S AVERAGE DAILY NET ASSETS.
     CAMCO PROVIDES THE FUND WITH INVESTMENT SUPERVISION AND MANAGEMENT, OFFICE SPACE, FURNISHES EXECUTIVE AND OTHER PERSONNEL TO THE FUND, AND PAYS THE SALARIES AND FEES OF ALL TRUSTEES WHO ARE AFFILIATED PERSONS OF CAMCO. CAMCO MAY ASSUME AND PAY CERTAIN FUND ADVERTISING AND PROMOTIONAL EXPENSES AND RESERVES THE RIGHT TO COMPENSATE BROKER-DEALERS IN CONSIDERATION OF THEIR PROMOTIONAL OR ADMINISTRATIVE SERVICES.
     THE FUND PAYS ALL OTHER EXPENSES INCLUDING: CUSTODIAL FEES; SHAREHOLDER SERVICING, DIVIDEND DISBURSING AND TRANSFER AGENCY FEES; ADMINISTRATIVE SERVICES; FEDERAL AND STATE SECURITIES REGISTRATION FEES; INSURANCE PREMIUMS; TRADE ASSOCIATION DUES; INTEREST, TAXES AND OTHER BUSINESS FEES; LEGAL AND AUDIT FEES; AND BROKERAGE COMMISSIONS AND OTHER COSTS ASSOCIATED WITH THE PURCHASE AND SALE OF FUND SECURITIES.
     THE ADVISORY FEES ACCRUED FOR THE 1997, 1998 AND 1999 FISCAL YEARS WERE $934,322, $1,254,573, AND $1,482,590 RESPECTIVELY. DURING 1997, 1998, AND 1999
FISCAL YEARS, CAMCO VOLUNTARILY WAIVED FEES OR ASSUMED EXPENSES OF $1,107,017, $1,038,689, AND $816,535, RESPECTIVELY, WHICH WERE NOT CHARGED TO THE FUND.

                            ADMINISTRATIVE SERVICES AGENT

     CALVERT  ADMINISTRATIVE  SERVICES  COMPANY ("CASC"), AN AFFILIATE OF CAMCO,
HAS BEEN RETAINED BY THE FUND TO PROVIDE CERTAIN ADMINISTRATIVE SERVICES NECESSARY TO THE CONDUCT OF ITS AFFAIRS, INCLUDING THE PREPARATION OF REGULATORY FILINGS AND SHAREHOLDER REPORTS, THE DAILY DETERMINATION OF ITS NET ASSET VALUE PER SHARE AND DIVIDENDS, AND THE MAINTENANCE OF ITS PORTFOLIO AND GENERAL ACCOUNTING RECORDS. FOR THE 1997, 1998, AND 1999 FISCAL PERIODS, THE FUND PAID CASC $176,987, $250,915, AND $296,518 IN ADMINISTRATIVE FEES, RESPECTIVELY.

                    TRANSFER AND SHAREHOLDER SERVICING AGENTS
                    -----------------------------------------

     NATIONAL FINANCIAL DATA SERVICES, INC. ("NFDS"), A SUBSIDIARY OF STATE STREET BANK & TRUST, HAS BEEN RETAINED BY THE FUND TO ACT AS TRANSFER AGENT AND DIVIDEND DISBURSING AGENT. THESE RESPONSIBILITIES INCLUDE: RESPONDING TO CERTAIN SHAREHOLDER INQUIRIES AND INSTRUCTIONS, CREDITING AND DEBITING SHAREHOLDER ACCOUNTS FOR PURCHASES AND REDEMPTIONS OF FUND SHARES AND CONFIRMING SUCH TRANSACTIONS, AND DAILY UPDATING OF SHAREHOLDER ACCOUNTS TO REFLECT DECLARATION AND PAYMENT OF DIVIDENDS.
     CALVERT SHAREHOLDER SERVICES, INC. ("CSSI), A SUBSIDIARY OF CALVERT GROUP, LTD., AND ACACIA MUTUAL, HAS BEEN RETAINED BY THE FUND TO ACT AS SHAREHOLDER SERVICING AGENT. SHAREHOLDER SERVICING RESPONSIBILITIES INCLUDE RESPONDING TO SHAREHOLDER INQUIRIES AND INSTRUCTIONS CONCERNING THEIR ACCOUNTS, ENTERING ANY TELEPHONED PURCHASES OR REDEMPTIONS INTO THE NFDS SYSTEM, MAINTENANCE OF BROKER-DEALER DATA, AND PREPARING AND DISTRIBUTING STATEMENTS TO SHAREHOLDERS REGARDING THEIR ACCOUNTS. FOR THESE SERVICES, NFDS AND CSSI RECEIVE A BASED ON THE NUMBER OF SHAREHOLDER ACCOUNTS AND TRANSACTIONS.


                        PERSONAL SECURITIES TRANSACTIONS
                        --------------------------------

     THE FUND, ITS ADVISOR, AND PRINCIPAL UNDERWRITER HAVE ADOPTED A CODE OF ETHICS PURSUANT TO RULE 17J-1 OF THE INVESTMENT COMPANY ACT OF 1940. THE CODE OF ETHICS IS DESIGNED TO PROTECT THE PUBLIC FROM ABUSIVE TRADING PRACTICES AND TO MAINTAIN ETHICAL STANDARDS FOR ACCESS PERSONS AS DEFINED IN THE RULE WHEN DEALING WITH THE PUBLIC. THE CODE OF ETHICS PERMITS THE FUND'S INVESTMENT PERSONNEL TO INVEST IN SECURITIES THAT MAYBE PURCHASED OR HELD BY THE FUND. THE CODE OF ETHICS CONTAINS CERTAIN CONDITIONS SUCH AS PRECLEARANCE AND RESTRICTIONS ON USE OF MATERIAL INFORMATION.

                     INDEPENDENT ACCOUNTANTS AND CUSTODIANS
                     --------------------------------------

     PRICEWATERHOUSECOOPERS, LLP HAS BEEN SELECTED BY THE BOARD OF TRUSTEES TO SERVE AS INDEPENDENT AUDITORS FOR FISCAL YEAR 1999. STATE STREET BANK & TRUST COMPANY, N.A., 225 FRANKLIN STREET, BOSTON, MA 02110, SERVES AS CUSTODIAN OF THE FUND'S INVESTMENTS ALLFIRST FINANCIAL, INC., 25 SOUTH CHARLES STREET, BALTIMORE, MARYLAND 21203 ALSO SERVES AS CUSTODIAN OF CERTAIN OF THE FUND'S CASH ASSETS. THE CUSTODIAN HAS NO PART IN DECIDING THE FUND'S INVESTMENT POLICIES OR THE CHOICE OF SECURITIES THAT ARE TO BE PURCHASED OR SOLD FOR THE FUND.

                             METHOD OF DISTRIBUTION
                             ----------------------

     CALVERT DISTRIBUTORS, INC. ("CDI"), 4550 MONTGOMERY AVENUE, SUITE 1000N, BETHESDA, MARYLAND 20814, IS THE PRINCIPAL UNDERWRITER AND DISTRIBUTOR FOR THE FUND. CDI IS AN AFFILIATE OF THE FUND'S ADVISOR. UNDER THE TERMS OF ITS UNDERWRITING AGREEMENT WITH THE FUNDS, CDI MARKETS AND DISTRIBUTES THE FUND'S SHARES AND IS RESPONSIBLE FOR PREPARING ADVERTISING AND SALES LITERATURE, AND PRINTING AND MAILING PROSPECTUSES TO PROSPECTIVE INVESTORS. THE ADVISOR AND CDI, AT THEIR OWN EXPENSE, MAY INCUR COSTS OR PAY EXPENSES ASSOCIATED WITH THE DISTRIBUTION OF THE FUND'S SHARES.

                             PORTFOLIO TRANSACTIONS
                             ----------------------

     FUND TRANSACTIONS ARE UNDERTAKEN ON THE BASIS OF THEIR DESIRABILITY FROM AN INVESTMENT STANDPOINT. THE FUND'S ADVISOR MAKES INVESTMENT DECISIONS AND THE CHOICE OF BROKERS AND DEALERS UNDER THE DIRECTION AND SUPERVISION OF THE FUND'S BOARD OF TRUSTEES.
     BROKER-DEALERS WHO EXECUTE FUND TRANSACTIONS ON BEHALF OF THE FUND ARE SELECTED ON THE BASIS OF THEIR EXECUTION CAPABILITY AND TRADING EXPERTISE CONSIDERING, AMONG OTHER FACTORS, THE OVERALL REASONABLENESS OF THE BROKERAGE COMMISSIONS, CURRENT MARKET CONDITIONS, SIZE AND TIMING OF THE ORDER, DIFFICULTY OF EXECUTION, PER SHARE PRICE, MARKET FAMILIARITY, RELIABILITY, INTEGRITY, FINANCIAL CONDITION, SUBJECT TO THE ADVISOR'S OBLIGATION TO SEEK BEST EXECUTION. THE ADVISOR MAY ALSO CONSIDER SALES OF FUND SHARES AS A FACTOR IN THE SELECTION OF BROKERS.

     FOR  THE  LAST  THREE FISCAL YEARS, TOTAL BROKERAGE COMMISSIONS PAID ARE AS
FOLLOWS:

          1997          1998          1999
          $0             $0            $0

THE FUND DID NOT PAY ANY BROKERAGE COMMISSIONS TO AFFILIATED PERSONS DURING THE LAST THREE FISCAL YEARS.

     WHILE THE FUND'S ADVISOR AND SUBADVISOR(S) SELECT BROKERS PRIMARILY ON THE BASIS OF BEST EXECUTION, IN SOME CASES THEY MAY DIRECT TRANSACTIONS TO BROKERS
BASED ON THE QUALITY AND AMOUNT OF THE RESEARCH AND RESEARCH-RELATED SERVICES WHICH THE BROKERS PROVIDE TO THEM. THE ADVISOR OR SUBADVISOR MAY ALSO CONSIDER SALES OF FUND SHARES MADE BY THE BROKER. THESE RESEARCH SERVICES INCLUDE ADVICE, EITHER DIRECTLY OR THROUGH PUBLICATIONS OR WRITINGS, AS TO THE VALUE OF SECURITIES, THE ADVISABILITY OF INVESTING IN, PURCHASING OR SELLING SECURITIES, AND THE AVAILABILITY OF SECURITIES OR PURCHASERS OR SELLERS OF SECURITIES; FURNISHING OF ANALYSES AND REPORTS CONCERNING ISSUERS, SECURITIES OR INDUSTRIES; PROVIDING INFORMATION ON ECONOMIC FACTORS AND TRENDS; ASSISTING IN DETERMINING PORTFOLIO STRATEGY; PROVIDING COMPUTER SOFTWARE USED IN SECURITY ANALYSES;
PROVIDING PORTFOLIO PERFORMANCE EVALUATION AND TECHNICAL MARKET ANALYSES; AND PROVIDING OTHER SERVICES RELEVANT TO THE INVESTMENT DECISION MAKING PROCESS. IT IS THE POLICY OF THE ADVISOR THAT SUCH RESEARCH SERVICES WILL BE USED FOR THE BENEFIT OF THE FUND AS WELL AS OTHER CALVERT GROUP FUNDS AND MANAGED ACCOUNTS. OTHER SUCH SERVICES ARE DESIGNED PRIMARILY TO ASSIST THE ADVISOR IN MONITORING THE INVESTMENT ACTIVITIES OF THE SUBADVISOR(S) OF THE FUND. SUCH SERVICES
INCLUDE PORTFOLIO ATTRIBUTION SYSTEMS, RETURN-BASED STYLE ANALYSIS, AND TRADE-EXECUTION ANALYSIS.

IF, IN THE JUDGMENT OF THE ADVISOR OR SUBADVISOR(S), THE FUND OR OTHER ACCOUNTS MANAGED BY THEM WILL BE BENEFITED BY SUPPLEMENTAL RESEARCH SERVICES, THEY ARE AUTHORIZED TO PAY BROKERAGE COMMISSIONS TO A BROKER FURNISHING SUCH SERVICES
WHICH ARE IN EXCESS OF COMMISSIONS WHICH ANOTHER BROKER MAY HAVE CHARGED FOR EFFECTING THE SAME TRANSACTION.

                               GENERAL INFORMATION
                               -------------------

     THE FUND IS THE ONLY SERIES OF A MASSACHUSETTS BUSINESS TRUST ORGANIZED ON MARCH 16, 1982, UNDER THE NAME CALVERT CASH RESERVES. UNTIL JUNE 30, 1996, THE FUND DID BUSINESS AS MONEY MANAGEMENT PLUS. THE FUND'S DECLARATION OF TRUST CONTAINS AN EXPRESS DISCLAIMER OF SHAREHOLDER LIABILITY FOR ACTS OR OBLIGATIONS OF THE FUND. THE SHAREHOLDERS OF A MASSACHUSETTS BUSINESS TRUST MIGHT, HOWEVER, UNDER CERTAIN CIRCUMSTANCES, BE HELD PERSONALLY LIABLE AS PARTNERS FOR ITS
OBLIGATIONS. THE DECLARATION OF TRUST PROVIDES FOR INDEMNIFICATION AND REIMBURSEMENT OF EXPENSES OUT OF FUND ASSETS FOR ANY SHAREHOLDER HELD PERSONALLY LIABLE FOR OBLIGATIONS OF THE FUND. THE DECLARATION OF TRUST PROVIDES THAT THE FUND SHALL, UPON REQUEST, ASSUME THE DEFENSE OF ANY CLAIM MADE AGAINST ANY SHAREHOLDER FOR ANY ACT OR OBLIGATION OF THE FUND AND SATISFY ANY JUDGMENT THEREON. THE DECLARATION OF TRUST FURTHER PROVIDES THAT THE FUND MAY MAINTAIN APPROPRIATE INSURANCE (FOR EXAMPLE, FIDELITY BONDING AND ERRORS AND OMISSIONS INSURANCE) FOR THE PROTECTION OF THE FUND, ITS SHAREHOLDERS, TRUSTEES, OFFICERS, EMPLOYEES, AND AGENTS TO COVER POSSIBLE TORT AND OTHER LIABILITIES. THUS, THE RISK OF A SHAREHOLDER INCURRING FINANCIAL LOSS ON ACCOUNT OF SHAREHOLDER LIABILITY IS LIMITED TO CIRCUMSTANCES IN WHICH BOTH INADEQUATE INSURANCE EXISTS AND THE FUND ITSELF IS UNABLE TO MEET ITS OBLIGATIONS.
     THE FUND IS NOT REQUIRED TO HOLD ANNUAL SHAREHOLDER MEETINGS, BUT SPECIAL MEETINGS MAY BE CALLED FOR CERTAIN PURPOSES SUCH AS ELECTING TRUSTEES, CHANGING FUNDAMENTAL POLICIES, OR APPROVING A MANAGEMENT CONTRACT. AS A SHAREHOLDER, YOU RECEIVE ONE VOTE FOR EACH SHARE OF THE FUND YOU OWN.

               CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES
               ---------------------------------------------------

     AS OF JANUARY 14, 2000, THERE WERE NO SHAREHOLDERS THAT OWNED OF RECORD 5% OR MORE OF THE FUND.

                                    APPENDIX
                                    --------

COMMERCIAL  PAPER  RATINGS
     COMMERCIAL  PAPER  RATED  A-1  BY  STANDARD  &  POOR'S  CORPORATION HAS THE
FOLLOWING CHARACTERISTICS: LIQUIDITY RATIOS ARE ADEQUATE TO MEET CASH REQUIREMENTS; LONG-TERM SENIOR DEBT IS RATED "A" OR BETTER; THE ISSUER HAS ACCESS TO AT LEAST TWO ADDITIONAL CHANNELS OF BORROWING; BASIC EARNINGS AND CASH FLOW HAVE AN UPWARD TREND WITH ALLOWANCE MADE FOR UNUSUAL CIRCUMSTANCES; TYPICALLY, THE ISSUER'S INDUSTRY IS WELL ESTABLISHED AND THE ISSUER HAS A STRONG POSITION WITHIN THE INDUSTRY; AND THE RELIABILITY AND QUALITY OF MANAGEMENT ARE UNQUESTIONED. THE RELATIVE STRENGTH OR WEAKNESS OF THE ABOVE FACTORS DETERMINES WHETHER AN ISSUER'S COMMERCIAL PAPER IS RATED AL, A2, OR A3.
     THE RATING PRIME-1 IS THE HIGHEST COMMERCIAL PAPER RATING ASSIGNED BY MOODY'S INVESTORS SERVICE, INC. AMONG THE FACTORS CONSIDERED BY MOODY'S IN ASSIGNING RATING ARE THE FOLLOWING: EVALUATION OF THE MANAGEMENT OF THE ISSUER; ECONOMIC EVALUATION OF THE ISSUER'S INDUSTRY OR INDUSTRIES AND AN APPRAISAL OF SPECULATIVE-TYPE RISKS WHICH MAY BE INHERENT IN CERTAIN AREAS; EVALUATION OF THE ISSUER'S PRODUCTS IN RELATION TO COMPETITION AND CUSTOMER ACCEPTANCE; LIQUIDITY; AMOUNT AND QUALITY OF LONG-TERM DEBT; TREND OF EARNINGS OVER A PERIOD OF TEN YEARS; FINANCIAL STRENGTH OF A PARENT COMPANY AND THE RELATIONSHIPS WHICH EXIST WITH THE ISSUER; AND RECOGNITION BY THE MANAGEMENT OF OBLIGATIONS WHICH MAY BE PRESENT OR MAY ARISE AS A RESULT OF PUBLIC INTEREST QUESTION AND PREPARATIONS TO MEET SUCH OBLIGATIONS.

INVESTMENT  ADVISOR
CALVERT  ASSET  MANAGEMENT  COMPANY,  INC.
4550  MONTGOMERY  AVENUE
SUITE  1000N
BETHESDA,  MARYLAND  20814

SHAREHOLDER  SERVICE     TRANSFER  AGENT
CALVERT  SHAREHOLDER  SERVICES,  INC.     NATIONAL FINANCIAL DATA SERVICES, INC.
4550  MONTGOMERY  AVENUE     1004  BALTIMORE
SUITE  1000N     6TH  FLOOR
BETHESDA,  MARYLAND  20814     KANSAS  CITY,  MISSOURI  64105

PRINCIPAL  UNDERWRITER     INDEPENDENT  ACCOUNTANTS
CALVERT  DISTRIBUTORS,  INC.     PRICEWATERHOUSECOOPERS  LLP
4550  MONTGOMERY  AVENUE     250  WEST  PRATT  STREET
SUITE  1000N     BALTIMORE,  MARYLAND  21201
BETHESDA,  MARYLAND  20814

PART  C.  OTHER  INFORMATION

ITEM  23.  EXHIBITS

99.B1    DECLARATION  OF  TRUST  INCORPORATED  BY  REFERENCE  TO  REGISTRANT'S
              INITIAL  REGISTRATION  STATEMENT,  MARCH 16, 1982, FILED HEREWITH.

99.B2    BY-LAWS  INCORPORATED  BY  REFERENCE  TO  REGISTRANT'S  PRE-EFFECTIVE
              AMENDMENT  NO.  2,  AUGUST  31,  1982,  FILED  HEREWITH.

99.B5    INVESTMENT  ADVISORY  AGREEMENT  DATED  MARCH  1, 1999, FILED HEREWITH.

99.B6    UNDERWRITING  AGREEMENT  INCORPORATED  BY  REFERENCE  TO
              REGISTRANT'S  POST-EFFECTIVE  AMENDMENT  NO.  17,
              JANUARY  31,  1995,  FILED  HEREWITH.

99.B8   CUSTODIAL  CONTRACT,  INCORPORATED  BY  REFERENCE  TO REGISTRANT'S POST-
             EFFECTIVE  AMENDMENT  NO.  13,  SEPTEMBER 30, 1992, FILED HEREWITH.

99.B9   TRANSFER  AGENCY  AGREEMENT  AND  SERVICE  AGREEMENT  FILED  HEREWITH.

99.B9A  SERVICING  AGREEMENT  FILED  HEREWITH.

99.B9B  ADMINISTRATIVE  SERVICES  AGREEMENT  INCORPORATED  BY  REFERENCE  TO
              REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 15, JANUARY 30, 1989, AMENDED IN 1999, FILED HEREWITH.

99.B10  OPINION  AND  CONSENT  OF  COUNSEL  FILED  HEREWITH.

99.B11.  CONSENT  OF  INDEPENDENT  ACCOUNTANTS  TO USE OF REPORT FILED HEREWITH.

99.B17.B  POWER  OF ATTORNEY FORMS SIGNED BY EACH DIRECTOR/TRUSTEE, INCORPORATED
BY
               REFERENCE TO REGISTRANT'S POST-EFFECTIVE AMENDMENT NO. 24, DATED JANUARY 28, 1999, ACCESSION NUMBER 0000701219-99-000002.

99.B18   CODE  OF  ETHICS  FILED  HEREWITH.

ITEM  24.  PERSONS  CONTROLLED  BY  OR  UNDER  COMMON  CONTROL  WITH  REGISTRANT

         NOT  APPLICABLE.

ITEM  25.  INDEMNIFICATION

         REGISTRANT'S DECLARATION OF TRUST, WHICH DECLARATION IS EXHIBIT 1 OF THIS REGISTRATION STATEMENT, PROVIDES, IN SUMMARY, THAT OFFICERS, TRUSTEES, EMPLOYEES, AND AGENTS SHALL BE INDEMNIFIED BY REGISTRANT AGAINST LIABILITIES AND EXPENSES INCURRED BY SUCH PERSONS IN CONNECTION WITH ACTIONS, SUITS, OR PROCEEDINGS ARISING OUT OF THEIR OFFICES OR DUTIES OF EMPLOYMENT, EXCEPT THAT NO INDEMNIFICATION CAN BE MADE TO SUCH A PERSON IF HE HAS BEEN ADJUDGED LIABLE OF WILLFUL MISFEASANCE, BAD FAITH, GROSS NEGLIGENCE, OR RECKLESS DISREGARD OF HIS DUTIES. IN THE ABSENCE OF SUCH AN ADJUDICATION, THE DETERMINATION OF
ELIGIBILITY FOR INDEMNIFICATION SHALL BE MADE BY INDEPENDENT COUNSEL IN A WRITTEN OPINION OR BY THE VOTE OF A MAJORITY OF A QUORUM OF TRUSTEES WHO ARE
NEITHER "INTERESTED PERSONS" OF REGISTRANT, AS THAT TERM IS DEFINED IN SECTION 2(A)(19) OF THE INVESTMENT COMPANY ACT OF 1940, NOR PARTIES TO THE PROCEEDING.

         REGISTRANT'S DECLARATION OF TRUST ALSO PROVIDES THAT REGISTRANT MAY PURCHASE AND MAINTAIN LIABILITY INSURANCE ON BEHALF OF ANY OFFICER, TRUSTEE, EMPLOYEE OR AGENT AGAINST ANY LIABILITIES ARISING FROM SUCH STATUS. IN THIS
REGARD, REGISTRANT MAINTAINS A DIRECTORS & OFFICERS (PARTNERS) LIABILITY INSURANCE POLICY WITH CHUBB GROUP OF INSURANCE COMPANIES, 15 MOUNTAIN VIEW ROAD, WARREN, NEW JERSEY 07061, PROVIDING REGISTRANT WITH $5 MILLION IN DIRECTORS AND OFFICERS LIABILITY COVERAGE, PLUS $5 MILLION IN EXCESS DIRECTORS AND OFFICERS LIABILITY COVERAGE FOR THE INDEPENDENT TRUSTEES/DIRECTORS ONLY. REGISTRANT ALSO MAINTAINS AN $9 MILLION INVESTMENT COMPANY BLANKET BOND ISSUED BY ICI MUTUAL INSURANCE COMPANY, P.O. BOX 730, BURLINGTON, VERMONT, 05402.

ITEM  26.  BUSINESS  AND  OTHER  CONNECTIONS  OF  INVESTMENT  ADVISER

                           NAME  OF  COMPANY,  PRINCIPAL
NAME                       BUSINESS  AND  ADDRESS                   CAPACITY

BARBARA  J.  KRUMSIEK        CALVERT  VARIABLE  SERIES,  INC.          OFFICER
                           CALVERT  MUNICIPAL  FUND,  INC.            AND
                           CALVERT  WORLD  VALUES  FUND,  INC.        DIRECTOR

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           FIRST  VARIABLE  RATE  FUND  FOR           OFFICER
                            GOVERNMENT  INCOME                      AND
                           CALVERT  TAX-FREE  RESERVES              TRUSTEE
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           CALVERT  CASH  RESERVES
                           THE  CALVERT  FUND

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR                      AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY                         AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT                          AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    OFFICER
                           SERVICE  COMPANY                        AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER                           AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT-SLOAN  ADVISERS,  LLC            DIRECTOR
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  NEW  WORLD  FUND,  INC.           DIRECTOR
                           INVESTMENT  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           --------------
                           ALLIANCE  CAPITAL  MGMT. L.P.      SR. VICE PRESIDENT
                           MUTUAL  FUND  DIVISION                   DIRECTOR
                           1345  AVENUE  OF  THE  AMERICAS
                           NEW  YORK,  NY  10105
                           --------------

RONALD  M.  WOLFSHEIMER      FIRST  VARIABLE  RATE  FUND               OFFICER
                            FOR  GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.
                           CALVERT  NEW  WORLD  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           --------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    OFFICER
                           SERVICE  COMPANY                         AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER                           AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT-SLOAN  ADVISERS,  LLC            OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------

DAVID  R.  ROCHAT            FIRST  VARIABLE  RATE  FUND               OFFICER
                            FOR  GOVERNMENT  INCOME                  AND
                           CALVERT  TAX-FREE  RESERVES              TRUSTEE
                           CALVERT  CASH  RESERVES
                           THE  CALVERT  FUND

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  MUNICIPAL  FUND,  INC.           OFFICER
                           INVESTMENT  COMPANY                      AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR                      AND
                           4550  MONTGOMERY  AVENUE                 DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CHELSEA  SECURITIES,  INC.               OFFICER
                           SECURITIES  FIRM                         AND
                           POST  OFFICE  BOX  93                     DIRECTOR
                           CHELSEA,  VERMONT  05038
                           ---------------
                           GRADY,  BERWALD  &  CO.                   OFFICER
                           HOLDING  COMPANY                         AND
                           43A  SOUTH  FINLEY  AVENUE                DIRECTOR
                           BASKING  RIDGE,  NJ  07920
                           ---------------

RENO  J.  MARTINI            CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           FIRST  VARIABLE  RATE  FUND               OFFICER
                            FOR  GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  NEW  WORLD  FUND,  INC.           DIRECTOR
                           INVESTMENT  COMPANY                      AND
                           4550  MONTGOMERY  AVENUE                 OFFICER
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT-SLOAN  ADVISERS,  LLC            DIRECTOR
                           INVESTMENT  ADVISOR                      AND
                           4550  MONTGOMERY  AVENUE                 OFFICER
                           BETHESDA,  MARYLAND  20814
                           ---------------

CHARLES  T.  NASON    AMERITAS  ACACIA  MUTUAL  HOLDING  COMPANY  OFFICER
                               ACACIA  LIFE  INSURANCE             AND
DIRECTOR

                           INSURANCE  COMPANIES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           ACACIA  FINANCIAL  CORPORATION           OFFICER
                           HOLDING  COMPANY                         AND
                           7315  WISCONSIN  AVENUE                  DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           ACACIA  FEDERAL  SAVINGS  BANK            DIRECTOR
                           SAVINGS  BANK
                           7600-B  LEESBURG  PIKE
                           FALLS  CHURCH,  VIRGINIA  22043
                           ---------------
                           ENTERPRISE  RESOURCES,  INC.             DIRECTOR
                           BUSINESS  SUPPORT  SERVICES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           ACACIA  REALTY  SQUARE,  L.L.C.           DIRECTOR
                           REALTY  INVESTMENTS
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           GARDNER  MONTGOMERY  COMPANY             DIRECTOR
                           TAX  RETURN  PREPARATION  SERVICES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                    DIRECTOR
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    DIRECTOR
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     DIRECTOR
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     DIRECTOR
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  SOCIAL  INVESTMENT  FUND         TRUSTEE
                           INVESTMENT  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           -----------------
                           THE  ADVISORS  GROUP,  LTD.               DIRECTOR
                           BROKER-DEALER  AND
                           INVESTMENT  ADVISOR
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------

ROBERT-JOHN  H.  SANDS

                           AMERITAS ACACIA MUTUAL HOLDING COMPANY OFFICER ACACIA LIFE INSURANCE

                           ACACIA  NATIONAL  LIFE  INSURANCE         OFFICER
                           INSURANCE  COMPANY                       AND
                           7315  WISCONSIN  AVENUE                  DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           ACACIA  LIFE  INSURANCE                  OFFICER
                           INSURANCE  COMPANY
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           ACACIA  FINANCIAL  CORPORATION           OFFICER
                           HOLDING  COMPANY                         AND
                           7315  WISCONSIN  AVENUE                  DIRECTOR
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           ACACIA  FEDERAL  SAVINGS  BANK            OFFICER
                           SAVINGS  BANK
                           7600-B  LEESBURG  PIKE
                           FALLS  CHURCH,  VIRGINIA  22043
                           ---------------
                           ENTERPRISE  RESOURCES,  INC.             DIRECTOR
                           BUSINESS  SUPPORT  SERVICES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           ACACIA  REALTY  SQUARE,  L.L.C.           DIRECTOR
                           REALTY  INVESTMENTS
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           THE  ADVISORS  GROUP,  LTD.               DIRECTOR
                           BROKER-DEALER  AND
                           INVESTMENT  ADVISOR
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           GARDNER  MONTGOMERY  COMPANY             DIRECTOR
                           TAX  RETURN  PREPARATION  SERVICES
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                    DIRECTOR
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    DIRECTOR
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT,  CO.,  INC.    DIRECTOR
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     DIRECTOR
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------

WILLIAM  M.  TARTIKOFF       ACACIA  NATIONAL  LIFE  INSURANCE         OFFICER
                           INSURANCE  COMPANY
                           7315  WISCONSIN  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           FIRST  VARIABLE  RATE  FUND  FOR           OFFICER
                            GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.
                           CALVERT  NEW  WORLD  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE                 OFFICER
                           SERVICES  COMPANY
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.  INC.      OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.             DIRECTOR
                           BROKER-DEALER                           AND
                           4550  MONTGOMERY  AVENUE                 OFFICER
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT-SLOAN  ADVISERS,  LLC            OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------

SUSAN  WALKER  BENDER        CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    OFFICER
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT-SLOAN  ADVISERS,  LLC            OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           FIRST  VARIABLE  RATE  FUND  FOR           OFFICER
                            GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.
                           CALVERT  NEW  WORLD  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------

IVY  WAFFORD  DUKE           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    OFFICER
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT-SLOAN  ADVISERS,  LLC            OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           FIRST  VARIABLE  RATE  FUND  FOR           OFFICER
                            GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.
                           CALVERT  NEW  WORLD  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------

JENNIFER  STREAKS           CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    OFFICER
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814

VICTOR  FRYE                CALVERT  GROUP,  LTD.                    OFFICER
                           HOLDING  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ADMINISTRATIVE  SERVICES  CO.    OFFICER
                           SERVICE  COMPANY
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ---------------
                           CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  SHAREHOLDER  SERVICES,  INC.     OFFICER
                           TRANSFER  AGENT
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           CALVERT  DISTRIBUTORS,  INC.             OFFICER
                           BROKER-DEALER
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ----------------
                           THE  ADVISORS  GROUP,  LTD.               COUNSEL
                           BROKER-DEALER  AND                      AND
                           INVESTMENT  ADVISOR                     COMPLIANCE
                           7315  WISCONSIN  AVENUE                  MANAGER
                           BETHESDA,  MARYLAND  20814
                           ---------------

DANIEL  K.  HAYES            CALVERT  ASSET  MANAGEMENT  CO.,  INC.     OFFICER
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------
                           FIRST  VARIABLE  RATE  FUND  FOR           OFFICER
                            GOVERNMENT  INCOME
                           CALVERT  TAX-FREE  RESERVES
                           CALVERT  CASH  RESERVES
                           CALVERT  SOCIAL  INVESTMENT  FUND
                           THE  CALVERT  FUND
                           CALVERT  VARIABLE  SERIES,  INC.
                           CALVERT  MUNICIPAL  FUND,  INC.
                           CALVERT  WORLD  VALUES  FUND,  INC.

                           INVESTMENT  COMPANIES
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------

JOHN  NICHOLS               CALVERT  ASSET  MANAGEMENT               OFFICER
                           COMPANY,  INC.
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------

DAVID  LEACH                CALVERT  ASSET  MANAGEMENT               OFFICER
                           COMPANY,  INC.
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------

MATTHEW  D.  GELFAND         CALVERT  ASSET  MANAGEMENT               OFFICER
                           COMPANY,  INC.
                           INVESTMENT  ADVISOR
                           4550  MONTGOMERY  AVENUE
                           BETHESDA,  MARYLAND  20814
                           ------------------
                           STRATEGIC  INVESTMENT  MANAGEMENT        OFFICER
                           INVESTMENT  ADVISOR
                           1001  19TH  STREET  NORTH
                           ARLINGTON,  VIRGINIA  20009
                           ------------------

ITEM  27.  PRINCIPAL  UNDERWRITERS

         (A) REGISTRANT'S PRINCIPAL UNDERWRITER UNDERWRITES SHARES OF FIRST VARIABLE RATE FUND FOR GOVERNMENT INCOME, CALVERT TAX-FREE RESERVES,
CALVERT SOCIAL INVESTMENT FUND, CALVERT CASH RESERVES, THE CALVERT FUND, CALVERT MUNICIPAL FUND, INC., CALVERT WORLD VALUES FUND, INC., CALVERT NEW WORLD FUND, INC., AND CALVERT VARIABLE SERIES, INC. (FORMERLY NAMED ACACIA CAPITAL CORPORATION).

         (B)      POSITIONS  OF  UNDERWRITER'S  OFFICERS  AND  DIRECTORS

NAME  AND  PRINCIPAL         POSITION(S)  WITH               POSITION(S)  WITH
BUSINESS  ADDRESS           UNDERWRITER                    REGISTRANT

BARBARA  J. KRUMSIEK        DIRECTOR AND PRESIDENT         PRESIDENT AND TRUSTEE

RONALD  M.  WOLFSHEIMER      DIRECTOR,  SENIOR  VICE          TREASURER
                           PRESIDENT  AND  CHIEF  FINANCIAL  OFFICER

WILLIAM  M.  TARTIKOFF       DIRECTOR,  SENIOR  VICE          VICE PRESIDENT AND
                           PRESIDENT  AND  SECRETARY        SECRETARY

CRAIG  CLOYED               SENIOR  VICE  PRESIDENT          NONE

KAREN  BECKER               VICE  PRESIDENT,  OPERATIONS     NONE

MATTHEW  GELFAND            VICE  PRESIDENT                  NONE

GEOFFREY  ASHTON            REGIONAL  VICE  PRESIDENT        NONE

MARTIN  BROWN               REGIONAL  VICE  PRESIDENT        NONE

BILL  HAIRGROVE             REGIONAL  VICE  PRESIDENT        NONE

ANTHONY  EAMES              REGIONAL  VICE  PRESIDENT        NONE

STEVE  HIMBER               REGIONAL  VICE  PRESIDENT        NONE

TANYA  WILLIAMS             REGIONAL  VICE  PRESIDENT        NONE

BEN  OGBOGU                 REGIONAL  VICE  PRESIDENT        NONE

TOM  STANTON                REGIONAL  VICE  PRESIDENT        NONE

CHRISTINE  TESKE            REGIONAL  VICE  PRESIDENT        NONE

JENNIFER  STREAKS           ASSISTANT  SECRETARY             NONE

SUSAN  WALKER  BENDER       ASSISTANT  SECRETARY             ASSISTANT SECRETARY

IVY  WAFFORD  DUKE          ASSISTANT  SECRETARY             ASSISTANT SECRETARY

VICTOR  FRYE                ASSISTANT  SECRETARY            NONE
                              AND  COMPLIANCE  OFFICER

         (C)      INAPPLICABLE.


ITEM  28.  LOCATION  OF  ACCOUNTS  AND  RECORDS

         RONALD  M.  WOLFSHEIMER,  TREASURER
         AND
         WILLIAM  M.  TARTIKOFF,  ASSISTANT  SECRETARY

         4550  MONTGOMERY  AVENUE,  SUITE  1000N
         BETHESDA,  MARYLAND  20814


ITEM  29.  MANAGEMENT  SERVICES

         NOT  APPLICABLE


ITEM  30.  UNDERTAKINGS

         NOT  APPLICABLE

SIGNATURES

PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933 AND THE INVESTMENT COMPANY ACT OF 1940, THE REGISTRANT CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT UNDER RULE 485(B) UNDER THE SECURITIES ACT AND HAS DULY CAUSED THIS REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED, DULY AUTHORIZED, IN THE CITY OF BETHESDA, AND STATE OF MARYLAND, ON THE 25TH DAY OF JANUARY, 2000.

CALVERT  CASH  RESERVES

         BY:
         ________________**_________________
         BARBARA  J.  KRUMSIEK
         PRESIDENT  AND  TRUSTEE


         SIGNATURES


PURSUANT  TO  THE  REQUIREMENTS  OF  THE  SECURITIES  ACT  OF  1933,
THIS REGISTRATION STATEMENT HAS BEEN SIGNED BELOW BY THE FOLLOWING PERSONS IN THE CAPACITIES INDICATED.


SIGNATURE                        TITLE                 DATE


__________**____________      PRESIDENT  AND                1/25/2000
BARBARA  J.  KRUMSIEK           TRUSTEE  (PRINCIPAL  EXECUTIVE  OFFICER)


__________**____________      PRINCIPAL  ACCOUNTING         1/25/2000
RONALD  M.  WOLFSHEIMER               OFFICER


__________**____________      TRUSTEE                       1/25/2000
RICHARD  L.  BAIRD,  JR.


__________**____________      TRUSTEE                       1/25/2000
FRANK  H.  BLATZ,  JR.,  ESQ.


__________**____________      TRUSTEE                       1/25/2000
FREDERICK  T.  BORTS,  M.D.


__________**____________      TRUSTEE                       1/25/2000
CHARLES  E.  DIEHL


__________**____________      TRUSTEE                       1/25/2000
DOUGLAS  E.  FELDMAN


__________**____________      TRUSTEE                       1/25/2000
PETER  W.  GAVIAN


__________**____________      TRUSTEE                       1/25/2000
JOHN  G.  GUFFEY,  JR.


__________**____________      TRUSTEE                       1/25/2000
M.  CHARITO  KRUVANT


__________**____________      TRUSTEE                       1/25/2000
ARTHUR  J.  PUGH


__________**____________      TRUSTEE                       1/25/2000
DAVID  R.  ROCHAT


__________**____________      TRUSTEE                       1/25/2000
D.  WAYNE  SILBY


**  SIGNED  BY  SUSAN  WALKER  BENDER  PURSUANT  TO  POWER  OF  ATTORNEY,
ATTACHED  HERETO.